Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (4.1%)
*	Trade Desk Inc. Class A	6,678,446	732,292
*	ROBLOX Corp. Class A	7,865,217	348,115
*	Pinterest Inc. Class A	9,008,949	291,620
*	Liberty Media Corp.-Liberty Formula One Class C	3,328,248	257,706
*	Snap Inc. Class A	15,736,740	168,383
*	Roku Inc.	1,901,819	141,990
*	Liberty Broadband Corp. Class C	1,800,307	139,146
	New York Times Co. Class A	2,436,900	135,662
*	TKO Group Holdings Inc. Class A	980,346	121,279
*	Frontier Communications Parent Inc.	3,301,320	117,296
*	Lumen Technologies Inc.	15,188,003	107,835
*	Reddit Inc. Class A	1,209,685	79,742
[1]	Endeavor Group Holdings Inc. Class A	2,790,829	79,706
	Sirius XM Holdings Inc.	3,297,947	77,996
	Nexstar Media Group Inc. Class A	453,867	75,047
*	Liberty Global Ltd. Class C	3,299,491	71,302
	Warner Music Group Corp. Class A	2,117,624	66,282
*	IAC Inc.	1,062,169	57,166
*,1	AST SpaceMobile Inc. Class A	2,086,864	54,572
	Iridium Communications Inc.	1,785,844	54,379
*	Madison Square Garden Sports Corp.	249,899	52,044
	Cogent Communications Holdings Inc.	638,064	48,442
*	ZoomInfo Technologies Inc. Class A	4,353,544	44,929
*	Cinemark Holdings Inc.	1,610,922	44,848
*	EchoStar Corp. Class A	1,796,878	44,599
	TEGNA Inc.	2,480,920	39,149
*	Cargurus Inc. Class A	1,274,529	38,274
*	Liberty Media Corp.-Liberty Live Class C	720,206	36,968
*	Yelp Inc. Class A	1,011,246	35,475
*	Liberty Global Ltd. Class A	1,647,395	34,777
	Telephone & Data Systems Inc.	1,460,553	33,958
*	Ziff Davis Inc.	670,233	32,614
	John Wiley & Sons Inc. Class A	622,171	30,020
*	Magnite Inc.	1,898,280	26,291
*	Madison Square Garden Entertainment Corp. Class A	608,695	25,888
*,1	AMC Entertainment Holdings Inc. Class A	5,405,916	24,597
	Cable One Inc.	70,248	24,572
*	TripAdvisor Inc.	1,666,347	24,145
*	Liberty Media Corp.-Liberty Formula One Class A	322,549	23,072
*	Atlanta Braves Holdings Inc. Class C	465,000	18,507
*	Sphere Entertainment Co.	407,462	18,002
*,1	Trump Media & Technology Group Corp.	1,024,044	16,456
*	QuinStreet Inc.	833,529	15,945
*	Liberty Latin America Ltd. Class C	1,599,761	15,182
*	Cars.com Inc.	887,854	14,880
*	Globalstar Inc.	11,764,971	14,589
	Shutterstock Inc.	376,953	13,333
*	Liberty Media Corp.-Liberty Live Class A	261,043	12,924
	Scholastic Corp.	384,065	12,294
	IDT Corp. Class B	311,762	11,900
*	United States Cellular Corp.	216,714	11,843
*	Lions Gate Entertainment Corp. Class B	1,710,203	11,835
*	ZipRecruiter Inc. Class A	1,203,372	11,432
*	Vimeo Inc.	2,256,703	11,396
*	Integral Ad Science Holding Corp.	1,049,669	11,347
*	National CineMedia Inc.	1,490,114	10,505
*	Stagwell Inc. Class A	1,472,717	10,338
*,1	Atlanta Braves Holdings Inc. Class A	245,033	10,328
*	Anterix Inc.	273,498	10,300
	Shenandoah Telecommunications Co.	718,294	10,135
*	TechTarget Inc.	408,931	9,998
*	Gannett Co. Inc.	1,776,962	9,987

		Shares	Market Value ($000)
*	PubMatic Inc. Class A	652,663	9,705
	Sinclair Inc.	605,090	9,258
*	Bumble Inc. Class A	1,443,941	9,212
*	Altice USA Inc. Class A	3,660,971	9,006
*	MediaAlpha Inc. Class A	495,552	8,974
*	Liberty Broadband Corp. Class A	115,942	8,907
*	Thryv Holdings Inc.	511,924	8,820
*	EverQuote Inc. Class A	406,170	8,566
*	Liberty Latin America Ltd. Class A	854,697	8,188
*,1	Lions Gate Entertainment Corp. Class A	1,045,323	8,185
*	Clear Channel Outdoor Holdings Inc.	4,913,427	7,861
	Gray Television Inc.	1,290,367	6,916
*	Gogo Inc.	942,061	6,764
*,1	Rumble Inc.	1,252,005	6,711
*	fuboTV Inc.	4,724,558	6,709
	Playtika Holding Corp.	823,468	6,522
*,1	Ibotta Inc. Class A	100,029	6,163
*	Nextdoor Holdings Inc.	2,430,982	6,029
*	Bandwidth Inc. Class A	340,667	5,965
	Marcus Corp.	393,779	5,934
*	Consolidated Communications Holdings Inc.	1,233,147	5,722
	ATN International Inc.	170,125	5,502
*	Boston Omaha Corp. Class A	335,432	4,988
*	Vivid Seats Inc. Class A	1,344,152	4,973
	Spok Holdings Inc.	318,385	4,795
*	AMC Networks Inc. Class A	470,197	4,086
*	WideOpenWest Inc.	773,783	4,062
*	TrueCar Inc.	1,100,996	3,798
*	Reservoir Media Inc.	467,242	3,789
*	Grindr Inc.	301,854	3,601
*	Eventbrite Inc. Class A	1,304,623	3,562
*,1	Lionsgate Studios Corp.	471,025	3,368
*	Angi Inc. Class A	1,204,201	3,107
*,1	Advantage Solutions Inc.	888,883	3,049
*	iHeartMedia Inc. Class A	1,617,525	2,992
*	Cardlytics Inc.	776,564	2,485
*,1	Webtoon Entertainment Inc.	212,439	2,430
*,1	Getty Images Holdings Inc.	611,978	2,332
*	Outbrain Inc.	475,801	2,312
*	Innovid Corp.	1,237,409	2,227
*	EW Scripps Co. Class A	934,720	2,098
*	Playstudios Inc.	1,348,026	2,036
	Townsquare Media Inc. Class A	179,639	1,825
	Entravision Communications Corp. Class A	853,836	1,767
	Emerald Holding Inc.	331,961	1,656
*	Travelzoo	106,066	1,278
*,1	Skillz Inc. Class A	202,677	1,139
*	LiveOne Inc.	1,130,575	1,073
*	DHI Group Inc.	571,362	1,051
	Saga Communications Inc. Class A	69,605	1,000
*	Gaia Inc. Class A	194,494	947
*,1	Golden Matrix Group Inc.	337,201	786
*	Harte Hanks Inc.	101,383	754
*	Marchex Inc. Class B	400,912	750
	CuriosityStream Inc.	392,619	750
*,1,2	NII Holdings Inc.	1,297,367	649
*	Lee Enterprises Inc.	69,387	604
*	Zedge Inc. Class B	160,996	596
*	IZEA Worldwide Inc.	196,466	540
*,1	PSQ Holdings Inc.	199,860	492
*,1	BuzzFeed Inc. Class A	173,035	461
*	Reading International Inc. Class A	253,566	413
*,1	Mega Matrix Corp.	396,268	400
*,1	Urban One Inc. Class A	221,694	390
*	Fluent Inc.	106,592	390
*	Kartoon Studios Inc.	445,651	385
*	comScore Inc.	49,239	334
*,1	System1 Inc.	292,042	327
*	Paltalk Inc.	99,785	322
*	Creative Realities Inc.	67,377	309

		Shares	Market Value ($000)
*	Cumulus Media Inc. Class A	227,161	298
*	SPAR Group Inc.	120,632	296
*	SurgePays Inc.	147,196	271
*	KORE Group Holdings Inc.	90,075	204
	DallasNews Corp.	40,189	168
*,1	Arena Group Holdings Inc.	201,260	162
*,1	Stran & Co. Inc.	106,525	130
*	Mediaco Holding Inc. Class A	85,554	110
*	Direct Digital Holdings Inc. Class A	45,658	96
*,1	Cineverse Corp. Class A	94,400	92
*	PodcastOne Inc.	45,954	70
*	Dolphin Entertainment Inc.	90,154	57
*	Hwh International Inc.	52,085	46
*	NextPlat Corp.	26,703	38
*,1	Leafly Holdings Inc.	18,287	38
*	Beasley Broadcast Group Inc. Class A	3,345	36
*,1	Motorsport Games Inc. Class A	10,638	17
*	Urban One Inc.	14,550	16
*	Reading International Inc. Class B	1,889	16
*	Super League Enterprise Inc.	20,785	13
*	Snail Inc. Class A	11,787	9
*,1	Society Pass Inc.	6,415	6
*,1	Moving Image Technologies Inc.	3,471	2
*	Asset Entities Inc. Class B	1,860	2
*,1	Treasure Global Inc.	174	—
			4,390,924
Consumer Discretionary (12.1%)
*	DoorDash Inc. Class A	4,935,415	704,432
*	Flutter Entertainment plc	2,649,230	628,609
	Williams-Sonoma Inc.	1,920,793	297,569
*	Carvana Co.	1,699,463	295,893
*	DraftKings Inc. Class A	7,247,258	284,093
*	Burlington Stores Inc.	942,061	248,214
	Toll Brothers Inc.	1,533,064	236,843
*	Floor & Decor Holdings Inc. Class A	1,601,116	198,811
*	TopBuild Corp.	448,139	182,307
	Wingstop Inc.	437,212	181,915
	Dick's Sporting Goods Inc.	864,928	180,510
	Texas Roadhouse Inc. Class A	992,187	175,220
	Service Corp. International	2,175,612	171,721
*	Duolingo Inc. Class A	559,929	157,911
	Aramark	3,935,549	152,424
*	Cava Group Inc.	1,208,925	149,725
	Churchill Downs Inc.	1,072,033	144,950
	Tempur Sealy International Inc.	2,593,463	141,603
	Murphy USA Inc.	278,475	137,252
*,1	GameStop Corp. Class A	5,791,312	132,795
	H&R Block Inc.	2,087,343	132,651
*	Skechers USA Inc. Class A	1,974,864	132,158
*	Crocs Inc.	885,941	128,293
	Lithia Motors Inc. Class A	399,334	126,844
*	Bright Horizons Family Solutions Inc.	872,156	122,215
*,1	Rivian Automotive Inc. Class A	10,797,198	121,145
*	Light & Wonder Inc.	1,324,050	120,131
	Meritage Homes Corp.	544,665	111,694
*	Taylor Morrison Home Corp. Class A	1,554,970	109,252
*	Abercrombie & Fitch Co. Class A	764,469	106,949
	Bath & Body Works Inc.	3,334,185	106,427
*	Modine Manufacturing Co.	784,611	104,188
*	Planet Fitness Inc. Class A	1,265,434	102,779
	Autoliv Inc.	1,093,318	102,083
	Gentex Corp.	3,428,939	101,805
	Hyatt Hotels Corp. Class A	666,258	101,404
	VF Corp.	4,953,404	98,820
	Vail Resorts Inc.	561,666	97,893
*	Mattel Inc.	5,088,787	96,941
*	Etsy Inc.	1,701,173	94,466
	KB Home	1,083,368	92,834
	Wyndham Hotels & Resorts Inc.	1,180,168	92,218

		Shares	Market Value ($000)
	Lear Corp.	838,011	91,469
*	Ollie's Bargain Outlet Holdings Inc.	919,519	89,377
	Thor Industries Inc.	799,892	87,900
	Whirlpool Corp.	819,847	87,724
	Installed Building Products Inc.	349,693	86,119
	PVH Corp.	828,610	83,549
	Brunswick Corp.	990,206	82,999
*,1	Wayfair Inc. Class A	1,454,144	81,694
*	Valvoline Inc.	1,922,865	80,472
*	Boot Barn Holdings Inc.	456,790	76,412
*	Champion Homes Inc.	796,469	75,545
	Group 1 Automotive Inc.	195,796	74,998
*	RH	223,676	74,804
*	Capri Holdings Ltd.	1,759,489	74,673
	Gap Inc.	3,312,817	73,048
*	Five Below Inc.	825,221	72,908
*	Asbury Automotive Group Inc.	298,902	71,315
*	M/I Homes Inc.	411,552	70,524
	Signet Jewelers Ltd.	667,227	68,818
	Harley-Davidson Inc.	1,783,060	68,701
*	AutoNation Inc.	377,700	67,578
	Boyd Gaming Corp.	1,023,013	66,138
	Polaris Inc.	784,954	65,340
	Macy's Inc.	4,140,307	64,961
*	Tri Pointe Homes Inc.	1,404,238	63,626
	Academy Sports & Outdoors Inc.	1,080,073	63,033
*	Grand Canyon Education Inc.	437,560	62,068
*	Shake Shack Inc. Class A	593,114	61,215
	Kontoor Brands Inc.	745,356	60,955
	American Eagle Outfitters Inc.	2,678,832	59,979
	Six Flags Entertainment Corp.	1,398,522	56,374
*	Frontdoor Inc.	1,149,572	55,168
*	Dutch Bros Inc. Class A	1,694,965	54,290
*	Sweetgreen Inc. Class A	1,522,307	53,966
*	Stride Inc.	620,537	52,938
*	Chewy Inc. Class A	1,803,714	52,831
*	YETI Holdings Inc.	1,269,820	52,101
	Steven Madden Ltd.	1,054,451	51,658
*	Brinker International Inc.	663,498	50,777
*	Cavco Industries Inc.	118,189	50,613
	Travel + Leisure Co.	1,038,167	47,839
	Newell Brands Inc.	6,161,493	47,320
*,1	Lucid Group Inc.	13,331,738	47,061
*	Dorman Products Inc.	411,752	46,577
	Patrick Industries Inc.	326,850	46,534
	LCI Industries	382,905	46,155
	Penske Automotive Group Inc.	277,690	45,102
	Wendy's Co.	2,538,144	44,468
[1]	Choice Hotels International Inc.	338,641	44,125
	Graham Holdings Co. Class B	52,516	43,153
*	Adtalem Global Education Inc.	568,743	42,929
	Century Communities Inc.	415,086	42,746
*	Penn Entertainment Inc.	2,243,946	42,321
	Columbia Sportswear Co.	487,239	40,533
	Red Rock Resorts Inc. Class A	736,097	40,073
*	Visteon Corp.	407,565	38,816
*	Hanesbrands Inc.	5,247,389	38,568
*	Goodyear Tire & Rubber Co.	4,282,406	37,899
*	LGI Homes Inc.	306,811	36,363
*	Green Brick Partners Inc.	427,275	35,686
	Marriott Vacations Worldwide Corp.	482,669	35,467
	Kohl's Corp.	1,668,828	35,212
	Carter's Inc.	536,545	34,865
*	Hilton Grand Vacations Inc.	958,852	34,825
	Advance Auto Parts Inc.	887,466	34,602
*	Vista Outdoor Inc.	867,881	34,004
	Laureate Education Inc.	2,035,753	33,814
*	Urban Outfitters Inc.	859,270	32,919
*	Under Armour Inc. Class C	3,915,945	32,737
	Nordstrom Inc.	1,448,055	32,567

		Shares	Market Value ($000)
	Levi Strauss & Co. Class A	1,489,169	32,464
	ADT Inc.	4,417,936	31,942
*,1	QuantumScape Corp. Class A	5,542,281	31,868
	Strategic Education Inc.	341,732	31,627
	Foot Locker Inc.	1,215,076	31,398
	Phinia Inc.	662,996	30,518
*	Victoria's Secret & Co.	1,149,995	29,555
*	Adient plc	1,301,340	29,371
	Cheesecake Factory Inc.	706,234	28,638
	La-Z-Boy Inc.	643,486	27,625
	Leggett & Platt Inc.	1,994,308	27,162
	Acushnet Holdings Corp.	418,342	26,669
*	Life Time Group Holdings Inc.	1,076,429	26,286
*	Fox Factory Holding Corp.	631,355	26,201
	Papa John's International Inc.	479,420	25,826
	Winnebago Industries Inc.	432,910	25,156
	OneSpaWorld Holdings Ltd.	1,504,028	24,831
*	Peloton Interactive Inc. Class A	5,182,393	24,254
*	Topgolf Callaway Brands Corp.	2,129,126	23,378
*	United Parks & Resorts Inc.	451,884	22,865
*	Sonos Inc.	1,833,905	22,539
	Upbound Group Inc.	687,694	21,999
*	Sabre Corp.	5,861,901	21,513
*	Gentherm Inc.	460,402	21,432
*	Warby Parker Inc. Class A	1,303,599	21,288
	Perdoceo Education Corp.	955,583	21,252
	Wolverine World Wide Inc.	1,214,725	21,161
*	Helen of Troy Ltd.	338,893	20,961
*	Sally Beauty Holdings Inc.	1,502,917	20,395
*,1	Mobileye Global Inc. Class A	1,472,202	20,169
	Buckle Inc.	456,866	20,088
	Dana Inc.	1,873,820	19,788
	Worthington Enterprises Inc.	476,998	19,772
	Oxford Industries Inc.	222,911	19,340
	Bloomin' Brands Inc.	1,144,532	18,919
*	G-III Apparel Group Ltd.	585,326	17,864
[1]	Dillard's Inc. Class A	46,154	17,709
*	Everi Holdings Inc.	1,291,033	16,964
	Winmark Corp.	44,167	16,913
*,1	Vizio Holding Corp. Class A	1,485,542	16,593
	Caleres Inc.	501,055	16,560
*	Dave & Buster's Entertainment Inc.	482,807	16,440
	Camping World Holdings Inc. Class A	666,802	16,150
	Cracker Barrel Old Country Store Inc.	339,441	15,394
	Monarch Casino & Resort Inc.	194,159	15,391
*	Garrett Motion Inc.	1,866,353	15,267
*	Dream Finders Homes Inc. Class A	405,807	14,694
*	XPEL Inc.	336,105	14,577
*	ODP Corp.	489,157	14,552
*	Revolve Group Inc. Class A	578,501	14,335
	Krispy Kreme Inc.	1,312,172	14,093
	Jack in the Box Inc.	302,791	14,092
*	Hovnanian Enterprises Inc. Class A	67,952	13,887
*	Beazer Homes USA Inc.	405,674	13,862
	Monro Inc.	467,160	13,482
*	Coursera Inc.	1,688,901	13,410
*	National Vision Holdings Inc.	1,225,413	13,369
*	Figs Inc. Class A	1,941,041	13,277
*	Rush Street Interactive Inc.	1,125,108	12,207
	Sonic Automotive Inc. Class A	207,120	12,112
	A-Mark Precious Metals Inc.	273,060	12,058
*	Playa Hotels & Resorts NV	1,512,605	11,723
*	BJ's Restaurants Inc.	355,385	11,571
	Shoe Carnival Inc.	263,246	11,543
*	American Axle & Manufacturing Holdings Inc.	1,832,632	11,326
*	Malibu Boats Inc. Class A	290,468	11,273
	Sturm Ruger & Co. Inc.	264,673	11,032
*	MarineMax Inc.	305,955	10,791
*	Portillo's Inc. Class A	796,501	10,729
*	Udemy Inc.	1,407,275	10,470

		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	320,741	10,228
	Standard Motor Products Inc.	307,403	10,206
	Golden Entertainment Inc.	320,023	10,174
*	Accel Entertainment Inc. Class A	874,279	10,159
*	Chuy's Holdings Inc.	269,376	10,075
*	Universal Technical Institute Inc.	611,423	9,942
	Arhaus Inc. Class A	778,490	9,583
*	Mister Car Wash Inc.	1,437,451	9,358
*,1	GigaCloud Technology Inc. Class A	402,686	9,254
*	Under Armour Inc. Class A	1,021,273	9,100
*	Leslie's Inc.	2,866,723	9,059
	Smith & Wesson Brands Inc.	689,336	8,948
	Guess? Inc.	429,840	8,653
*,1	Global Business Travel Group I	1,120,267	8,615
	Dine Brands Global Inc.	248,906	7,773
	Arko Corp.	1,040,543	7,305
*	PlayAGS Inc.	608,679	6,933
	Carriage Services Inc. Class A	208,898	6,858
*	Funko Inc. Class A	559,533	6,837
	Build-A-Bear Workshop Inc.	198,880	6,836
*	Lovesac Co.	237,900	6,816
*,1	Kura Sushi USA Inc. Class A	84,054	6,771
	Haverty Furniture Cos. Inc.	232,310	6,382
*,1	EVgo Inc. Class A	1,521,117	6,297
	RCI Hospitality Holdings Inc.	140,450	6,257
*	First Watch Restaurant Group Inc.	394,150	6,149
*	Petco Health & Wellness Co. Inc. Class A	1,340,270	6,098
*	Sleep Number Corp.	330,071	6,047
*	Zumiez Inc.	270,736	5,767
*	Beyond Inc.	567,277	5,718
*	Bally's Corp.	330,953	5,709
*,1	Luminar Technologies Inc. Class A	6,105,513	5,493
*	Lindblad Expeditions Holdings Inc.	591,814	5,474
*	Denny's Corp.	846,566	5,460
	Cricut Inc. Class A	785,896	5,446
*	El Pollo Loco Holdings Inc.	391,148	5,359
*	Smith Douglas Homes Corp. Class A	140,160	5,295
*	Stoneridge Inc.	470,644	5,267
[1]	Bowlero Corp. Class A	431,596	5,067
[1]	Designer Brands Inc. Class A	679,704	5,016
*	Lincoln Educational Services Corp.	419,152	5,005
	Aaron's Co. Inc.	468,383	4,660
*	Xponential Fitness Inc. Class A	371,676	4,609
	Movado Group Inc.	247,228	4,598
*,1	RealReal Inc.	1,463,386	4,595
*	Genesco Inc.	165,718	4,503
*	MasterCraft Boat Holdings Inc.	245,342	4,468
*	OneWater Marine Inc. Class A	184,765	4,418
*	Stitch Fix Inc. Class A	1,516,735	4,277
*	American Public Education Inc.	286,736	4,229
*	America's Car-Mart Inc.	98,074	4,111
*	Latham Group Inc.	578,638	3,935
*	iRobot Corp.	437,970	3,806
*	European Wax Center Inc. Class A	555,253	3,776
*	Savers Value Village Inc.	358,247	3,769
*,1	Groupon Inc.	378,219	3,699
*	Inspired Entertainment Inc.	390,783	3,623
*	Traeger Inc.	983,332	3,619
*	Cooper-Standard Holdings Inc.	253,931	3,522
*	1-800-Flowers.com Inc. Class A	422,182	3,348
	Rocky Brands Inc.	103,347	3,293
	Hamilton Beach Brands Holding Co. Class A	108,032	3,287
*	Target Hospitality Corp.	422,050	3,284
	Nathan's Famous Inc.	40,172	3,250
*	Qurate Retail Inc. Class A	5,168,848	3,154
*,1	Soho House & Co. Inc. Class A	606,096	3,091
	Weyco Group Inc.	89,391	3,043
	Hooker Furnishings Corp.	168,196	3,041
*	Lands' End Inc.	174,736	3,018
*	Potbelly Corp.	360,656	3,008

		Shares	Market Value ($000)
*,1	Children's Place Inc.	191,068	2,958
*	GoPro Inc. Class A	2,138,367	2,908
*	Legacy Housing Corp.	105,382	2,882
*	Chegg Inc.	1,607,387	2,845
*	Tile Shop Holdings Inc.	430,452	2,837
*	JAKKS Pacific Inc.	108,924	2,780
*	Biglari Holdings Inc. Class B	15,303	2,632
	Johnson Outdoors Inc. Class A	68,946	2,496
*,1	Solid Power Inc.	1,845,881	2,492
*	BARK Inc.	1,511,333	2,463
	Flexsteel Industries Inc.	54,815	2,428
	Superior Group of Cos. Inc.	155,565	2,410
	Lakeland Industries Inc.	119,183	2,396
*	Strattec Security Corp.	55,293	2,359
*	Full House Resorts Inc.	464,696	2,333
*	Destination XL Group Inc.	784,133	2,305
*	Citi Trends Inc.	125,362	2,303
*	Landsea Homes Corp.	180,960	2,235
*	Holley Inc.	744,597	2,197
*,1	Barnes & Noble Education Inc.	233,231	2,160
*	Motorcar Parts of America Inc.	273,322	2,020
*	Vera Bradley Inc.	363,887	1,987
*	GrowGeneration Corp.	917,476	1,954
*	AMMO Inc.	1,303,598	1,864
	Clarus Corp.	405,613	1,825
*	American Outdoor Brands Inc.	197,675	1,823
	Bassett Furniture Industries Inc.	124,057	1,793
	Escalade Inc.	127,326	1,791
	J. Jill Inc.	71,057	1,753
*	Tilly's Inc. Class A	332,060	1,694
*	Universal Electronics Inc.	180,911	1,670
*,1	ContextLogic Inc. Class A	304,628	1,660
*	1stdibs.com Inc.	364,824	1,609
	Marine Products Corp.	165,436	1,603
*	Unifi Inc.	211,835	1,555
*	Sportsman's Warehouse Holdings Inc.	542,914	1,471
*	ONE Group Hospitality Inc.	350,236	1,289
	Cato Corp. Class A	255,761	1,276
*,1	Serve Robotics Inc.	146,577	1,165
*	PetMed Express Inc.	308,394	1,135
*	Duluth Holdings Inc. Class B	296,363	1,114
*,1	Red Robin Gourmet Burgers Inc.	236,833	1,044
	Lifetime Brands Inc.	159,241	1,041
*,1	WW International Inc.	1,181,338	1,037
*	GAN Ltd.	585,494	1,036
*	VOXX International Corp. Class A	158,169	1,006
*	Century Casinos Inc.	390,057	999
*	Nerdy Inc.	1,010,205	993
*	Superior Industries International Inc.	325,372	989
*	Culp Inc.	147,833	968
*,1	RumbleON Inc. Class B	198,808	952
*	ThredUp Inc. Class A	1,123,178	946
	Crown Crafts Inc.	184,550	886
*	Purple Innovation Inc. Class A	873,128	863
*,1	Canoo Inc.	854,517	840
*,1	Allbirds Inc. Class A	69,069	815
*,1	Mondee Holdings Inc. Class A	562,071	781
*	Fossil Group Inc.	651,683	762
*,1	Koss Corp.	98,202	726
*	CarParts.com Inc.	748,942	679
	Big 5 Sporting Goods Corp.	317,636	664
*	Regis Corp.	23,958	659
*	Noodles & Co. Class A	539,074	647
*,1	PLBY Group Inc.	781,211	592
*,1	Sonder Holdings Inc.	126,412	592
*	Torrid Holdings Inc.	149,601	588
*	Solo Brands Inc. Class A	417,333	588
*,1	United Homes Group Inc.	92,999	571
*	Biglari Holdings Inc. Class A	580	483
	Ark Restaurants Corp.	38,656	463

		Shares	Market Value ($000)
	Canterbury Park Holding Corp.	22,902	442
*	Envela Corp.	79,294	435
*,1	Grove Collaborative Holdings	307,237	415
*	Kirkland's Inc.	180,002	394
*,1	Pinstripes Holdings Inc.	476,155	365
*	Rave Restaurant Group Inc.	176,306	358
*,1	Rent the Runway Inc. Class A	35,400	341
*	GEN Restaurant Group Inc. Class A	39,271	331
*	Brilliant Earth Group Inc. Class A	149,812	321
	AMCON Distributing Co.	2,188	317
*	Live Ventures Inc.	20,027	310
*,1	Allurion Technologies Inc.	505,196	310
*,1	Sypris Solutions Inc.	191,121	306
*	Container Store Group Inc.	32,550	301
*	Lazydays Holdings Inc.	180,535	271
*,1	Envirotech Vehicles Inc.	145,217	261
*,1	Aterian Inc.	83,041	239
	Flanigan's Enterprises Inc.	8,550	228
*	Lulu's Fashion Lounge Holdings Inc.	132,135	211
*,1	Vroom Inc.	21,937	206
*	Good Times Restaurants Inc.	66,456	181
*	Beachbody Co. Inc.	31,614	181
	FAT Brands Inc. Class A	36,041	177
*,1	Vacasa Inc. Class A	56,077	158
*,1	aka Brands Holding Corp.	6,622	156
*	Educational Development Corp.	64,779	152
*	Dixie Group Inc.	188,725	132
*,1	XWELL Inc.	74,690	129
	Jerash Holdings US Inc.	38,405	116
*,1	Workhorse Group Inc.	130,850	114
*,1	Amesite Inc.	43,962	110
*	Yunhong Green CTI Ltd.	121,102	109
*,1	Hall of Fame Resort & Entertainment Co.	43,744	86
*	Xcel Brands Inc.	113,190	85
*,1	Vince Holding Corp.	45,481	84
*	Allied Gaming & Entertainment Inc.	61,060	84
*,1	Inspirato Inc. Class A	19,707	80
*	Star Equity Holdings Inc.	18,655	80
*	Charles & Colvard Ltd.	44,411	78
*	Wag! Group Co.	88,471	76
*	Tandy Leather Factory Inc.	17,314	73
*,1	Worksport Ltd.	145,891	62
*,1	Connexa Sports Technologies In	5,130	48
*,1	Faraday Future Intelligent Electric Inc. Class A	14,145	41
*,1	AYRO Inc.	44,007	37
*,1	Forward Industries Inc.	10,128	37
*,1	Twin Vee PowerCats Co.	60,192	36
*,1	Emerson Radio Corp.	47,444	24
*	Nova Lifestyle Inc.	8,036	12
	FAT Brands Inc. Class B	2,238	11
*	Forza X1 Inc.	33,785	11
*	MGO Global Inc.	3,859	11
*,1	Kaival Brands Innovations Group Inc.	7,394	8
*,1	Greenlane Holdings Inc. Class A	973	5
*,1	Mullen Automotive Inc.	1,228	4
*	BT Brands Inc.	1,151	2
*,1	Lottery.com Inc.	4,115	2
*	Nxu Inc.	8,128	2
*	Digital Brands Group Inc.	3,261	1
*	ECD Automotive Design Inc.	968	1
*,2	Amergent Hospitality Group Inc.	19,975	—
*	Algorhythm Holdings Inc.	445	—
*,2	GCI Liberty Inc.	1,322,036	—
*,1,2	Empire Resorts Inc.	45,517	—
			13,016,546
Consumer Staples (2.9%)
*	US Foods Holding Corp.	3,606,769	221,816
	Casey's General Stores Inc.	555,186	208,589
*	Performance Food Group Co.	2,326,620	182,337

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	1,497,285	165,315
*	BJ's Wholesale Club Holdings Inc.	1,986,097	163,813
	Ingredion Inc.	964,420	132,540
*	BellRing Brands Inc.	1,923,143	116,773
	Coca-Cola Consolidated Inc.	87,442	115,109
	Albertsons Cos. Inc. Class A	5,994,346	110,776
*	Maplebear Inc.	2,455,360	100,031
*	Freshpet Inc.	726,015	99,297
*	elf Beauty Inc.	843,345	91,950
*	Darling Ingredients Inc.	2,377,682	88,355
*	Post Holdings Inc.	702,025	81,259
*	Celsius Holdings Inc.	2,305,220	72,292
	Flowers Foods Inc.	2,904,316	67,003
	WD-40 Co.	200,725	51,763
*	Coty Inc. Class A	5,438,352	51,066
	Lancaster Colony Corp.	287,944	50,842
*	Simply Good Foods Co.	1,355,028	47,114
	Cal-Maine Foods Inc.	605,812	45,339
	J & J Snack Foods Corp.	233,594	40,206
	Spectrum Brands Holdings Inc.	421,662	40,117
*	Boston Beer Co. Inc. Class A	133,496	38,599
	PriceSmart Inc.	381,814	35,043
	Inter Parfums Inc.	270,144	34,978
	Energizer Holdings Inc.	985,770	31,308
*	TreeHouse Foods Inc.	712,242	29,900
	Vector Group Ltd.	2,001,698	29,865
*	Pilgrim's Pride Corp.	611,628	28,165
	Edgewell Personal Care Co.	716,480	26,037
*	Grocery Outlet Holding Corp.	1,479,560	25,966
	Reynolds Consumer Products Inc.	830,560	25,830
	Andersons Inc.	490,118	24,575
*	Chefs' Warehouse Inc.	517,944	21,759
	Universal Corp.	365,630	19,419
	Utz Brands Inc.	1,082,090	19,153
*	Central Garden & Pet Co. Class A	596,481	18,730
[1]	MGP Ingredients Inc.	216,403	18,016
	Ingles Markets Inc. Class A	231,707	17,285
	WK Kellogg Co.	1,007,211	17,233
	Weis Markets Inc.	243,715	16,799
	National Beverage Corp.	351,215	16,486
*	Vita Coco Co. Inc.	570,307	16,145
*	Vital Farms Inc.	438,170	15,367
*	United Natural Foods Inc.	913,300	15,362
	Fresh Del Monte Produce Inc.	480,991	14,208
	John B Sanfilippo & Son Inc.	142,567	13,446
	Turning Point Brands Inc.	283,559	12,236
*	Hain Celestial Group Inc.	1,414,180	12,204
	Seaboard Corp.	3,768	11,820
*	Central Garden & Pet Co.	309,260	11,279
[1]	B&G Foods Inc.	1,249,732	11,098
*	Herbalife Ltd.	1,533,136	11,023
	SpartanNash Co.	487,374	10,922
*	Mission Produce Inc.	690,676	8,854
*	SunOpta Inc.	1,368,596	8,732
	Tootsie Roll Industries Inc.	268,451	8,314
	Calavo Growers Inc.	238,357	6,800
*,1	Beyond Meat Inc.	999,593	6,777
	Limoneira Co.	254,144	6,735
*	USANA Health Sciences Inc.	170,176	6,453
	Nu Skin Enterprises Inc. Class A	809,759	5,968
	Oil-Dri Corp. of America	82,454	5,689
	Natural Grocers by Vitamin Cottage Inc.	142,326	4,226
*	Olaplex Holdings Inc.	1,764,449	4,146
*	Duckhorn Portfolio Inc.	676,961	3,933
*	Honest Co. Inc.	1,006,757	3,594
*	Seneca Foods Corp. Class A	56,670	3,532
	Village Super Market Inc. Class A	102,748	3,266
*	Medifast Inc.	162,005	3,101
*,1	Westrock Coffee Co.	467,648	3,040
*	Mama's Creations Inc.	406,641	2,969

		Shares	Market Value ($000)
*	Nature's Sunshine Products Inc.	180,589	2,460
	Lifevantage Corp.	195,113	2,357
*,1	BRC Inc. Class A	620,053	2,121
*	Lifeway Foods Inc.	81,769	2,119
*	HF Foods Group Inc.	540,508	1,930
*,1	Beauty Health Co.	1,266,061	1,823
	Alico Inc.	65,127	1,822
*,1	Ispire Technology Inc.	289,000	1,793
*	FitLife Brands Inc.	50,292	1,647
*	Veru Inc.	1,258,166	968
	United-Guardian Inc.	52,417	832
*	Zevia PBC Class A	618,243	668
	Natural Health Trends Corp.	111,509	663
*	Farmer Bros Co.	295,818	586
*,1	Safety Shot Inc.	449,210	548
*	Laird Superfood Inc.	102,546	509
*	Coffee Holding Co. Inc.	157,324	508
*	Seneca Foods Corp. Class B	7,939	494
*	Natural Alternatives International Inc.	75,454	432
*	Benson Hill Inc.	50,845	366
*	Barfresh Food Group Inc.	121,362	353
*	Willamette Valley Vineyards Inc.	72,379	252
*	Rocky Mountain Chocolate Factory Inc.	97,457	195
*,1	Flora Growth Corp.	88,780	136
*,1	Local Bounti Corp.	53,924	135
*	Sadot Group Inc.	275,710	117
*	Reborn Coffee Inc.	33,056	99
[1]	Guardion Health Sciences Inc.	14,852	82
*	Splash Beverage Group Inc.	301,169	76
*	SOW GOOD Inc.	5,339	62
*	Mannatech Inc.	7,559	59
*	Bridgford Foods Corp.	5,858	53
*,1	Maison Solutions Inc. Class A	27,800	41
*,1	Arcadia Biosciences Inc.	14,038	39
*,1	Real Good Food Co. Inc. Class A	80,958	32
*,1	Nocera Inc.	27,467	32
*	S&W Seed Co.	140,870	26
*	AXIL Brands Inc.	3,659	16
*,1	Upexi Inc.	69,176	14
*,1	Better Choice Co. Inc.	5,950	12
*,1	Stryve Foods Inc. Class A	6,642	10
*,1	Eastside Distilling Inc.	8,697	4
*	22nd Century Group Inc.	13,096	3
*,1	Edible Garden AG Inc.	1,767	—
			3,116,581
Energy (4.2%)
	Cheniere Energy Inc.	3,375,969	607,134
	Texas Pacific Land Corp.	281,744	249,270
	TechnipFMC plc	6,430,889	168,682
	Ovintiv Inc.	3,943,186	151,063
[1]	Chesapeake Energy Corp.	1,639,138	134,819
	Permian Resources Corp.	9,293,513	126,485
*	Antero Resources Corp.	4,385,952	125,658
	Chord Energy Corp.	930,245	121,146
*	Southwestern Energy Co.	16,652,273	118,398
	DT Midstream Inc.	1,458,538	114,729
	Range Resources Corp.	3,643,641	112,078
	HF Sinclair Corp.	2,378,854	106,026
	NOV Inc.	5,901,090	94,240
	Weatherford International plc	1,095,571	93,036
	ChampionX Corp.	2,861,052	86,261
	Matador Resources Co.	1,744,907	86,233
	Antero Midstream Corp.	5,073,302	76,353
	Noble Corp. plc	2,062,191	74,528
*	CNX Resources Corp.	2,275,603	74,116
	Murphy Oil Corp.	2,142,742	72,296
	Civitas Resources Inc.	1,357,636	68,791
	SM Energy Co.	1,720,456	68,767
	Viper Energy Inc. Class A	1,516,424	68,406

		Shares	Market Value ($000)
	Cactus Inc. Class A	1,005,396	59,992
	California Resources Corp.	1,024,581	53,760
*	Valaris Ltd.	958,745	53,450
*	Tidewater Inc.	729,664	52,383
	Magnolia Oil & Gas Corp. Class A	2,100,934	51,305
	Archrock Inc.	2,448,005	49,548
	Northern Oil & Gas Inc.	1,398,947	49,537
	Peabody Energy Corp.	1,847,155	49,023
*	Transocean Ltd.	11,499,702	48,874
	PBF Energy Inc. Class A	1,498,156	46,368
	Liberty Energy Inc. Class A	2,406,803	45,946
	Helmerich & Payne Inc.	1,498,441	45,583
	CONSOL Energy Inc.	405,182	42,402
	Patterson-UTI Energy Inc.	5,137,941	39,305
*	Uranium Energy Corp.	6,156,621	38,233
*	Oceaneering International Inc.	1,519,872	37,799
	International Seaways Inc.	592,675	30,558
*	Kosmos Energy Ltd.	7,233,778	29,152
	World Kinect Corp.	885,793	27,380
*	Expro Group Holdings NV	1,567,597	26,916
*	Gulfport Energy Corp.	176,581	26,726
	Sitio Royalties Corp. Class A	1,232,610	25,688
	Kinetik Holdings Inc. Class A	566,103	25,622
	Crescent Energy Co. Class A	2,323,642	25,444
*	Helix Energy Solutions Group Inc.	2,209,751	24,528
	Atlas Energy Solutions Inc. Class A	922,768	20,116
*	Talos Energy Inc.	1,907,089	19,738
	Dorian LPG Ltd.	532,987	18,345
*,1	Calumet Inc.	1,023,446	18,238
	Delek US Holdings Inc.	932,709	17,488
*,1	Sable Offshore Corp.	679,159	16,049
[1]	Comstock Resources Inc.	1,397,752	15,557
*	Par Pacific Holdings Inc.	818,307	14,402
[1]	Core Laboratories Inc.	758,937	14,063
*	Green Plains Inc.	1,018,234	13,787
*	Bristow Group Inc. Class A	386,365	13,403
	Select Water Solutions Inc. Class A	1,189,590	13,240
*,1	Tellurian Inc.	13,477,591	13,046
	Kodiak Gas Services Inc.	399,548	11,587
*	Centrus Energy Corp. Class A	208,014	11,410
*	REX American Resources Corp.	241,685	11,188
*	Vital Energy Inc.	389,559	10,479
	CVR Energy Inc.	449,185	10,345
*	ProPetro Holding Corp.	1,326,843	10,164
*	NextDecade Corp.	2,054,594	9,677
[1]	New Fortress Energy Inc.	1,021,411	9,285
*	Nabors Industries Ltd.	143,733	9,266
	Vitesse Energy Inc.	375,898	9,029
	VAALCO Energy Inc.	1,561,916	8,965
*	Clean Energy Fuels Corp.	2,837,408	8,824
	RPC Inc.	1,356,277	8,626
*	Innovex International Inc.	579,198	8,503
*	Newpark Resources Inc.	1,183,175	8,199
	SandRidge Energy Inc.	535,234	6,546
*,1	Gevo Inc.	3,891,116	6,343
	Excelerate Energy Inc. Class A	283,828	6,247
*	TETRA Technologies Inc.	1,922,173	5,959
	Solaris Energy Infrastructure Inc. Class A	464,376	5,925
	Berry Corp.	1,101,944	5,664
*	Oil States International Inc.	1,058,377	4,869
*	Summit Midstream Corp.	131,334	4,601
*	SEACOR Marine Holdings Inc.	418,505	4,039
*	DMC Global Inc.	307,961	3,997
[1]	HighPeak Energy Inc.	287,252	3,987
*	Hallador Energy Co.	395,114	3,726
*	Amplify Energy Corp.	548,319	3,581
	W&T Offshore Inc.	1,663,759	3,577
	Riley Exploration Permian Inc.	117,258	3,106
*	Natural Gas Services Group Inc.	150,390	2,874
	Ranger Energy Services Inc. Class A	210,327	2,505

		Shares	Market Value ($000)
*	Ring Energy Inc.	1,504,608	2,407
*	Forum Energy Technologies Inc.	153,646	2,375
	Granite Ridge Resources Inc.	399,914	2,375
	Evolution Petroleum Corp.	446,295	2,370
	FutureFuel Corp.	393,445	2,262
*,1	ProFrac Holding Corp. Class A	323,380	2,196
*	Geospace Technologies Corp.	183,849	1,901
	NACCO Industries Inc. Class A	60,429	1,713
*,1	Empire Petroleum Corp.	317,465	1,667
	Epsilon Energy Ltd.	282,496	1,655
*	Mammoth Energy Services Inc.	342,713	1,402
	PHX Minerals Inc.	398,834	1,348
	Adams Resources & Energy Inc.	49,775	1,344
*,1	Aemetis Inc.	552,557	1,271
	Energy Services of America Corp.	132,368	1,257
*,1	KLX Energy Services Holdings Inc.	217,845	1,192
*	Smart Sand Inc.	599,189	1,180
*	Gulf Island Fabrication Inc.	207,420	1,170
*	OPAL Fuels Inc. Class A	300,007	1,095
*	PrimeEnergy Resources Corp.	7,468	1,029
*	Profire Energy Inc.	498,092	837
*	American Resources Corp.	824,157	750
*	Comstock Inc.	1,079,084	510
*	Lightbridge Corp.	162,218	454
*	Battalion Oil Corp.	53,142	354
*,1	Nine Energy Service Inc.	274,731	310
*,1	Drilling Tools International Corp.	81,404	304
*,1	BKV Corp.	13,484	247
	Mexco Energy Corp.	17,490	212
*	NCS Multistage Holdings Inc.	10,480	209
*	Barnwell Industries Inc.	80,914	183
*,1	Houston American Energy Corp.	164,070	180
*	PEDEVCO Corp.	185,738	175
[1]	Dawson Geophysical Co.	106,125	168
*	Stabilis Solutions Inc.	27,744	132
*	US Energy Corp.	102,771	118
*,1	Verde Clean Fuels Inc.	29,389	117
*	ENGlobal Corp.	37,593	48
*,1	MIND Technology Inc.	11,431	44
*	Clean Energy Technologies Inc.	37,354	37
*,1	Enservco Corp.	107,717	14
*	Vivakor Inc.	5,879	9
*	EzFill Holdings Inc.	2,704	8
*,2	American Carbon Corp.	206,039	1
			4,473,232
Financials (17.5%)
	Apollo Global Management Inc.	6,712,522	838,461
*	Block Inc. Class A	8,282,743	556,021
*	Coinbase Global Inc. Class A	3,029,480	539,762
	Ares Management Corp. Class A	2,742,699	427,422
	First Citizens BancShares Inc. Class A	178,700	328,978
*	Markel Group Inc.	192,769	302,374
	LPL Financial Holdings Inc.	1,116,651	259,767
*	Robinhood Markets Inc. Class A	10,599,742	248,246
	Fidelity National Financial Inc.	3,866,077	239,929
	Interactive Brokers Group Inc. Class A	1,626,123	226,617
	Tradeweb Markets Inc. Class A	1,739,455	215,118
	Reinsurance Group of America Inc.	981,904	213,927
	RenaissanceRe Holdings Ltd.	779,495	212,334
	Equitable Holdings Inc.	4,704,444	197,728
*	Toast Inc. Class A	6,064,268	171,679
	East West Bancorp Inc.	2,058,659	170,333
	Kinsale Capital Group Inc.	331,192	154,193
	Unum Group	2,550,396	151,596
	Jefferies Financial Group Inc.	2,422,526	149,106
	Blue Owl Capital Inc. Class A	7,647,151	148,049
	Annaly Capital Management Inc.	7,341,406	147,342
*	Affirm Holdings Inc. Class A	3,585,433	146,357
	Ally Financial Inc.	4,080,943	145,241

		Shares	Market Value ($000)
	Stifel Financial Corp.	1,531,149	143,775
	Western Alliance Bancorp	1,623,017	140,375
	American Financial Group Inc.	1,039,445	139,909
	Carlyle Group Inc.	3,141,304	135,265
	Evercore Inc. Class A	533,439	135,141
	Primerica Inc.	505,965	134,157
*	WEX Inc.	614,885	128,960
	Morningstar Inc.	403,405	128,735
	Houlihan Lokey Inc. Class A	796,222	125,819
	Old Republic International Corp.	3,549,275	125,715
*	SoFi Technologies Inc.	15,915,712	125,097
	First Horizon Corp.	7,956,934	123,571
	Webster Financial Corp.	2,554,668	119,073
	Comerica Inc.	1,973,755	118,248
[1]	AGNC Investment Corp.	11,208,390	117,240
	Voya Financial Inc.	1,470,454	116,489
	Pinnacle Financial Partners Inc.	1,141,461	111,829
	SouthState Corp.	1,133,787	110,181
	Popular Inc.	1,073,381	107,628
	Wintrust Financial Corp.	987,908	107,218
	Cullen/Frost Bankers Inc.	957,890	107,150
	Corebridge Financial Inc.	3,579,179	104,369
	Commerce Bancshares Inc.	1,738,137	103,245
	Zions Bancorp NA	2,184,625	103,158
	Prosperity Bancshares Inc.	1,420,475	102,374
	Essent Group Ltd.	1,592,349	102,372
	Ryan Specialty Holdings Inc. Class A	1,538,896	102,167
	First American Financial Corp.	1,532,388	101,153
	SEI Investments Co.	1,457,866	100,870
	Jackson Financial Inc. Class A	1,103,825	100,702
	Hamilton Lane Inc. Class A	596,002	100,361
	MGIC Investment Corp.	3,891,976	99,635
	Starwood Property Trust Inc.	4,775,977	97,334
	RLI Corp.	624,758	96,825
	Synovus Financial Corp.	2,135,430	94,963
	Axis Capital Holdings Ltd.	1,151,395	91,663
*	Mr Cooper Group Inc.	965,434	88,994
	Old National Bancorp	4,732,425	88,307
	Rithm Capital Corp.	7,714,229	87,557
	Cadence Bank	2,711,327	86,356
	Selective Insurance Group Inc.	920,073	85,843
	Lazard Inc.	1,695,735	85,431
*,1	Shift4 Payments Inc. Class A	958,225	84,899
	OneMain Holdings Inc.	1,798,179	84,640
	Columbia Banking System Inc.	3,137,693	81,925
	Hanover Insurance Group Inc.	541,641	80,222
	Lincoln National Corp.	2,516,592	79,298
	Affiliated Managers Group Inc.	444,602	79,050
	Radian Group Inc.	2,259,990	78,399
	Glacier Bancorp Inc.	1,697,734	77,586
	FNB Corp.	5,313,555	74,974
	Home BancShares Inc.	2,762,318	74,831
	United Bankshares Inc.	2,016,140	74,799
	SLM Corp.	3,256,504	74,476
	Moelis & Co. Class A	1,059,459	72,584
	TPG Inc. Class A	1,256,879	72,346
	Janus Henderson Group plc	1,890,298	71,964
	First Financial Bankshares Inc.	1,936,419	71,667
	UMB Financial Corp.	662,684	69,655
	Piper Sandler Cos.	237,934	67,528
	Bank OZK	1,567,029	67,367
	FirstCash Holdings Inc.	576,807	66,217
	Hancock Whitney Corp.	1,286,744	65,843
	White Mountains Insurance Group Ltd.	38,105	64,634
*	Euronet Worldwide Inc.	636,082	63,118
*	Oscar Health Inc. Class A	2,899,261	61,493
	ServisFirst Bancshares Inc.	750,747	60,398
	HA Sustainable Infrastructure Capital Inc.	1,744,340	60,127
	Western Union Co.	5,029,708	60,004
	Ameris Bancorp	955,631	59,622

		Shares	Market Value ($000)
*	Enstar Group Ltd.	185,319	59,597
	Assured Guaranty Ltd.	739,239	58,784
	Valley National Bancorp	6,349,179	57,524
	CNO Financial Group Inc.	1,590,757	55,836
	Kemper Corp.	905,490	55,461
	Walker & Dunlop Inc.	479,551	54,472
	StepStone Group Inc. Class A	937,002	53,250
	BGC Group Inc. Class A	5,699,162	52,318
	PennyMac Financial Services Inc.	455,128	51,871
	First Bancorp	2,443,551	51,730
	United Community Banks Inc.	1,773,122	51,562
	Atlantic Union Bankshares Corp.	1,343,778	50,620
*	Baldwin Insurance Group Inc. Class A	1,008,704	50,233
	New York Community Bancorp Inc.	4,445,982	49,928
[1]	Blackstone Mortgage Trust Inc. Class A	2,615,860	49,727
*	Texas Capital Bancshares Inc.	693,475	49,556
	Fulton Financial Corp.	2,725,944	49,421
*	NMI Holdings Inc. Class A	1,199,168	49,394
*	Axos Financial Inc.	777,516	48,890
	International Bancshares Corp.	798,897	47,766
	Associated Banc-Corp	2,195,342	47,288
	Eastern Bankshares Inc.	2,869,185	47,026
*,1	Upstart Holdings Inc.	1,159,100	46,376
	Cathay General Bancorp	1,076,169	46,221
	Community Financial System Inc.	795,841	46,214
	Artisan Partners Asset Management Inc. Class A	1,047,227	45,366
	WSFS Financial Corp.	887,072	45,232
	PJT Partners Inc. Class A	337,467	44,998
	First Hawaiian Inc.	1,921,094	44,473
[1]	Arbor Realty Trust Inc.	2,853,437	44,399
*	Genworth Financial Inc. Class A	6,383,814	43,729
	Federated Hermes Inc. Class B	1,183,459	43,516
*	Credit Acceptance Corp.	93,679	41,539
*	Brighthouse Financial Inc.	916,883	41,287
	BankUnited Inc.	1,115,681	40,655
	Simmons First National Corp. Class A	1,859,435	40,052
*	Bancorp Inc.	741,038	39,646
	First Interstate BancSystem Inc. Class A	1,281,109	39,304
	Cohen & Steers Inc.	403,583	38,724
	Independent Bank Corp.	643,660	38,060
	Virtu Financial Inc. Class A	1,242,122	37,835
	WaFd Inc.	1,083,455	37,758
*	Rocket Cos. Inc. Class A	1,964,371	37,696
	Bank of Hawaii Corp.	592,184	37,171
	Park National Corp.	218,601	36,721
	Provident Financial Services Inc.	1,966,685	36,502
*	Palomar Holdings Inc.	381,905	36,155
	Pacific Premier Bancorp Inc.	1,436,092	36,132
	First Financial Bancorp	1,422,644	35,893
	Victory Capital Holdings Inc. Class A	638,412	35,368
*	StoneX Group Inc.	427,223	34,981
	Bread Financial Holdings Inc.	734,294	34,938
	CVB Financial Corp.	1,955,289	34,843
	BOK Financial Corp.	331,315	34,662
	Heartland Financial USA Inc.	611,200	34,655
	Towne Bank	1,042,190	34,455
	Seacoast Banking Corp. of Florida	1,260,148	33,583
*	Enova International Inc.	393,225	32,948
	First Merchants Corp.	885,644	32,946
*	Goosehead Insurance Inc. Class A	367,694	32,835
	EVERTEC Inc.	966,384	32,751
	NBT Bancorp Inc.	717,085	31,717
	OFG Bancorp	703,514	31,602
	Independent Bank Group Inc.	540,298	31,154
	Renasant Corp.	956,529	31,087
*	Marqeta Inc. Class A	6,304,600	31,019
	PROG Holdings Inc.	637,827	30,928
	Stewart Information Services Corp.	410,791	30,703
	Banc of California Inc.	2,082,160	30,670
	Banner Corp.	512,001	30,495

		Shares	Market Value ($000)
*	NCR Atleos Corp.	1,067,853	30,466
	Nelnet Inc. Class A	264,677	29,983
	Trustmark Corp.	911,796	29,013
	Enterprise Financial Services Corp.	565,960	29,011
*	Payoneer Global Inc.	3,850,021	28,991
*	Remitly Global Inc.	2,155,706	28,865
*	Flywire Corp.	1,678,935	27,518
	BancFirst Corp.	258,313	27,187
	First Commonwealth Financial Corp.	1,578,743	27,075
	WesBanco Inc.	892,337	26,574
	City Holding Co.	222,831	26,158
	First Bancorp (XNGS)	620,008	25,786
*	Donnelley Financial Solutions Inc.	391,318	25,760
*	Triumph Financial Inc.	321,120	25,542
	Stock Yards Bancorp Inc.	408,998	25,354
	Pathward Financial Inc.	382,039	25,218
	Northwest Bancshares Inc.	1,878,276	25,131
	S&T Bancorp Inc.	597,179	25,064
	Lakeland Financial Corp.	383,076	24,946
	Mercury General Corp.	395,018	24,878
	FB Financial Corp.	525,321	24,653
	Live Oak Bancshares Inc.	516,655	24,474
	Federal Agricultural Mortgage Corp. Class C	128,045	23,997
	National Bank Holdings Corp. Class A	560,383	23,592
	Hope Bancorp Inc.	1,839,785	23,108
	Veritex Holdings Inc.	830,911	21,870
*	AvidXchange Holdings Inc.	2,696,583	21,869
	Sandy Spring Bancorp Inc.	695,743	21,825
	Two Harbors Investment Corp.	1,536,351	21,325
	Hilltop Holdings Inc.	661,606	21,277
	First Busey Corp.	813,737	21,173
*,1	Trupanion Inc.	501,908	21,070
	Virtus Investment Partners Inc.	100,514	21,053
	TriCo Bancshares	491,776	20,974
*	Skyward Specialty Insurance Group Inc.	513,227	20,904
	Horace Mann Educators Corp.	596,058	20,832
*	Customers Bancorp Inc.	443,908	20,620
*	SiriusPoint Ltd.	1,436,977	20,606
	Ladder Capital Corp.	1,771,117	20,545
	MFA Financial Inc.	1,583,949	20,148
*	LendingClub Corp.	1,730,356	19,778
	Nicolet Bankshares Inc.	206,067	19,706
	Safety Insurance Group Inc.	239,386	19,577
	Westamerica Bancorp	395,344	19,538
	QCR Holdings Inc.	263,500	19,507
	Stellar Bancorp Inc.	749,910	19,415
	Chimera Investment Corp.	1,202,993	19,043
	Merchants Bancorp	419,478	18,860
	German American Bancorp Inc.	472,325	18,303
	Employers Holdings Inc.	377,568	18,112
	PennyMac Mortgage Investment Trust	1,266,416	18,059
	Berkshire Hills Bancorp Inc.	669,606	18,032
[1]	Ready Capital Corp.	2,346,620	17,905
	Navient Corp.	1,145,426	17,857
	WisdomTree Inc.	1,764,028	17,623
	Apollo Commercial Real Estate Finance Inc.	1,914,618	17,595
	Franklin BSP Realty Trust Inc.	1,330,139	17,372
	Ellington Financial Inc.	1,276,739	16,457
*	Encore Capital Group Inc.	347,879	16,444
	CNA Financial Corp.	333,452	16,319
	Redwood Trust Inc.	2,089,776	16,154
	1st Source Corp.	269,591	16,143
	Perella Weinberg Partners Class A	830,940	16,045
	OceanFirst Financial Corp.	856,422	15,921
	Dime Community Bancshares Inc.	551,603	15,886
	Peoples Bancorp Inc.	524,560	15,784
	Preferred Bank	196,585	15,776
	Enact Holdings Inc.	433,775	15,759
	Cannae Holdings Inc.	825,754	15,739
[1]	ARMOUR Residential REIT Inc.	755,839	15,419

		Shares	Market Value ($000)
	Origin Bancorp Inc.	465,500	14,970
	First Bancshares Inc.	440,037	14,138
	Southside Bancshares Inc.	414,878	13,869
	AMERISAFE Inc.	282,835	13,669
*,1	Lemonade Inc.	828,922	13,669
*	PRA Group Inc.	608,428	13,604
	Claros Mortgage Trust Inc.	1,781,657	13,345
	Univest Financial Corp.	472,435	13,294
	ConnectOne Bancorp Inc.	523,472	13,113
	Brookline Bancorp Inc.	1,261,080	12,724
	UWM Holdings Corp. Class A	1,462,651	12,462
	Dynex Capital Inc.	971,560	12,397
	Burke & Herbert Financial Services Corp.	202,412	12,345
	F&G Annuities & Life Inc.	275,807	12,334
	Heritage Financial Corp.	557,755	12,142
*	ProAssurance Corp.	803,491	12,085
	Premier Financial Corp.	512,971	12,045
	BrightSpire Capital Inc. Class A	2,139,506	11,981
	First Mid Bancshares Inc.	304,812	11,860
	HCI Group Inc.	110,001	11,777
	Central Pacific Financial Corp.	394,540	11,643
*	NB Bancorp Inc.	612,007	11,359
	Amerant Bancorp Inc. Class A	524,114	11,200
	KKR Real Estate Finance Trust Inc.	901,397	11,132
	Community Trust Bancorp Inc.	221,157	10,983
	Bank First Corp.	120,989	10,974
	Brightsphere Investment Group Inc.	431,208	10,953
	Eagle Bancorp Inc.	479,498	10,827
	Capitol Federal Financial Inc.	1,809,188	10,566
	Byline Bancorp Inc.	390,787	10,461
	Tompkins Financial Corp.	180,367	10,423
	TFS Financial Corp.	809,935	10,416
*	CrossFirst Bankshares Inc.	624,002	10,415
	First Community Bankshares Inc.	237,838	10,263
	Mercantile Bank Corp.	233,431	10,206
	TrustCo Bank Corp.	304,354	10,065
	Heritage Commerce Corp.	999,740	9,877
	Independent Bank Corp. (Michigan)	296,080	9,874
*	Open Lending Corp.	1,603,445	9,813
	Orrstown Financial Services Inc.	272,635	9,804
*	LendingTree Inc.	168,484	9,777
	New York Mortgage Trust Inc.	1,532,308	9,700
*	Repay Holdings Corp. Class A	1,176,546	9,601
	Camden National Corp.	230,821	9,538
	Business First Bancshares Inc.	364,711	9,362
*	EZCORP Inc. Class A	831,108	9,317
	Hanmi Financial Corp.	498,474	9,272
	Horizon Bancorp Inc.	595,114	9,254
	Universal Insurance Holdings Inc.	413,998	9,174
	Amalgamated Financial Corp.	289,117	9,070
*	International Money Express Inc.	490,460	9,069
	Old Second Bancorp Inc.	578,050	9,012
	Equity Bancshares Inc. Class A	219,999	8,994
	Metrocity Bankshares Inc.	291,519	8,926
	Southern Missouri Bancorp Inc.	155,072	8,760
	CNB Financial Corp.	359,745	8,655
*	Green Dot Corp. Class A	736,204	8,621
*	Coastal Financial Corp.	157,966	8,529
	HarborOne Bancorp Inc.	656,121	8,516
	Republic Bancorp Inc. Class A	129,988	8,488
	Northeast Bank	109,898	8,476
	TPG RE Finance Trust Inc.	975,888	8,324
	GCM Grosvenor Inc. Class A	725,261	8,210
*	Columbia Financial Inc.	475,319	8,114
*	Ambac Financial Group Inc.	719,141	8,062
	Great Southern Bancorp Inc.	140,293	8,040
	Cass Information Systems Inc.	190,058	7,884
	Washington Trust Bancorp Inc.	244,715	7,882
*	NerdWallet Inc. Class A	619,748	7,877
*	Metropolitan Bank Holding Corp.	148,803	7,824

		Shares	Market Value ($000)
	P10 Inc. Class A	701,718	7,515
	Northfield Bancorp Inc.	639,199	7,415
	Midland States Bancorp Inc.	330,870	7,405
	Shore Bancshares Inc.	528,425	7,393
	SmartFinancial Inc.	250,647	7,304
	HomeTrust Bancshares Inc.	211,357	7,203
	Capital City Bank Group Inc.	203,454	7,180
	Diamond Hill Investment Group Inc.	44,043	7,118
	Farmers National Banc Corp.	469,716	7,102
	Mid Penn Bancorp Inc.	236,865	7,066
	United Fire Group Inc.	336,966	7,053
	Invesco Mortgage Capital Inc.	747,404	7,018
	Five Star Bancorp	234,425	6,969
	Peoples Financial Services Corp.	147,920	6,934
*	I3 Verticals Inc. Class A	323,907	6,902
	Tiptree Inc. Class A	347,680	6,804
*	Carter Bankshares Inc.	386,315	6,718
	Bar Harbor Bankshares	217,090	6,695
	South Plains Financial Inc.	192,489	6,529
	Alerus Financial Corp.	283,926	6,496
	Arrow Financial Corp.	222,829	6,386
	First Financial Corp.	145,166	6,366
	ACNB Corp.	145,755	6,365
[1]	Orchid Island Capital Inc.	773,886	6,361
	Financial Institutions Inc.	247,530	6,305
	Northeast Community Bancorp Inc.	237,686	6,287
	Sierra Bancorp	217,435	6,280
	Ares Commercial Real Estate Corp.	891,022	6,237
*	World Acceptance Corp.	52,378	6,180
[1]	Hingham Institution For Savings	25,262	6,146
	Bridge Investment Group Holdings Inc. Class A	616,593	6,086
*,1	Sezzle Inc.	35,250	6,013
*,1	Firstsun Capital Bancorp	140,469	5,984
	Flushing Financial Corp.	399,592	5,826
	Northrim Bancorp Inc.	81,803	5,826
*	Cantaloupe Inc.	786,985	5,824
	Peapack-Gladstone Financial Corp.	212,029	5,812
*	Paymentus Holdings Inc. Class A	282,868	5,663
*	Greenlight Capital Re Ltd. Class A	410,171	5,599
	Esquire Financial Holdings Inc.	85,286	5,562
	Kearny Financial Corp.	809,186	5,559
	Home Bancorp Inc.	124,582	5,554
	Oppenheimer Holdings Inc. Class A	106,425	5,445
	First Business Financial Services Inc.	117,899	5,375
	FS Bancorp Inc.	119,191	5,303
	Citizens & Northern Corp.	269,011	5,297
	MidWestOne Financial Group Inc.	184,627	5,267
*	California Bancorp	346,238	5,121
	Guaranty Bancshares Inc.	147,576	5,074
	First Bank	330,291	5,020
	First Foundation Inc.	804,354	5,019
	NewtekOne Inc.	394,187	4,912
	Farmers & Merchants Bancorp Inc.	177,568	4,910
	Investors Title Co.	21,248	4,883
	HBT Financial Inc.	222,075	4,859
*	Bridgewater Bancshares Inc.	342,495	4,853
*	Third Coast Bancshares Inc.	181,078	4,847
*	Selectquote Inc.	2,160,049	4,687
	West Bancorp Inc.	245,892	4,674
	Regional Management Corp.	142,217	4,652
*,1	TWFG Inc. Class A	169,330	4,592
*	Root Inc. Class A	117,556	4,441
	RBB Bancorp	192,099	4,422
	Bank of Marin Bancorp	218,155	4,383
*	Hippo Holdings Inc.	259,210	4,375
	Community West Bancshares	225,208	4,338
	Enterprise Bancorp Inc.	134,821	4,309
*	Hagerty Inc. Class A	422,486	4,297
	HomeStreet Inc.	267,514	4,216
[1]	Federal Agricultural Mortgage Corp. Class A	29,319	4,200

		Shares	Market Value ($000)
	BayCom Corp.	175,600	4,165
*	Southern First Bancshares Inc.	122,020	4,158
*	Heritage Insurance Holdings Inc.	339,265	4,153
	First Internet Bancorp	121,036	4,147
	Civista Bancshares Inc.	231,616	4,127
	First of Long Island Corp.	319,955	4,118
	Waterstone Financial Inc.	279,945	4,115
	Timberland Bancorp Inc.	135,684	4,106
	Colony Bankcorp Inc.	255,862	3,971
	LCNB Corp.	260,446	3,925
*,1	AlTi Global Inc.	1,024,863	3,833
	James River Group Holdings Ltd.	609,333	3,821
	Red River Bancshares Inc.	73,119	3,802
	Chicago Atlantic Real Estate Finance Inc.	244,955	3,799
*	Ponce Financial Group Inc.	322,732	3,773
	Citizens Financial Services Inc.	62,236	3,656
	John Marshall Bancorp Inc.	184,802	3,655
*	American Coastal Insurance Corp.	319,484	3,601
	Orange County Bancorp Inc.	59,175	3,569
*	Moneylion Inc.	85,058	3,534
	Primis Financial Corp.	288,018	3,508
	Angel Oak Mortgage REIT Inc.	326,666	3,407
	AG Mortgage Investment Trust Inc.	446,485	3,353
	PCB Bancorp	176,970	3,325
	First Bancorp Inc.	126,156	3,320
	Capital Bancorp Inc.	125,289	3,221
	Evans Bancorp Inc.	81,839	3,189
	Donegal Group Inc. Class A	213,825	3,152
	MVB Financial Corp.	160,092	3,099
	Fidelity D&D Bancorp Inc.	62,024	3,060
	Plumas Bancorp	73,314	2,990
	Greene County Bancorp Inc.	95,693	2,957
*	Onity Group Inc.	92,076	2,941
	First United Corp.	97,981	2,924
[1]	Middlefield Banc Corp.	101,429	2,921
	First Financial Northwest Inc.	126,611	2,851
	ChoiceOne Financial Services Inc.	92,210	2,850
	Parke Bancorp Inc.	135,724	2,837
	Unity Bancorp Inc.	82,977	2,826
	Southern States Bancshares Inc.	91,779	2,820
*	Acacia Research Corp.	604,723	2,818
	BCB Bancorp Inc.	227,746	2,810
	MBIA Inc.	786,869	2,809
	Princeton Bancorp Inc.	75,716	2,800
	Norwood Financial Corp.	101,046	2,787
*	Bowhead Specialty Holdings Inc.	99,204	2,779
	Granite Point Mortgage Trust Inc.	871,777	2,764
	Virginia National Bankshares Corp.	66,254	2,759
*	Velocity Financial Inc.	138,380	2,714
	Bankwell Financial Group Inc.	90,469	2,710
	Great Ajax Corp.	795,203	2,648
*	Blue Foundry Bancorp	257,448	2,639
*	FVCBankcorp Inc.	201,512	2,630
*	Provident Bancorp Inc.	242,664	2,618
	C&F Financial Corp.	44,566	2,600
	Chemung Financial Corp.	52,844	2,538
	National Bankshares Inc.	83,624	2,500
	Western New England Bancorp Inc.	293,220	2,492
	Seven Hills Realty Trust	180,973	2,492
*	NI Holdings Inc.	157,884	2,476
*	Atlanticus Holdings Corp.	70,011	2,456
	Oak Valley Bancorp	92,100	2,447
*	BV Financial Inc.	157,520	2,418
	ESSA Bancorp Inc.	125,382	2,410
	AFC Gamma Inc.	235,118	2,401
	Investar Holding Corp.	122,875	2,384
	Ames National Corp.	128,938	2,351
	USCB Financial Holdings Inc.	154,100	2,350
	OP Bancorp	187,294	2,337
	Hawthorn Bancshares Inc.	90,769	2,272

		Shares	Market Value ($000)
	Penns Woods Bancorp Inc.	95,357	2,268
*,1	Citizens Inc. Class A	626,169	2,267
	BankFinancial Corp.	185,100	2,255
*	Kingsway Financial Services Inc.	271,673	2,249
	First Community Corp.	104,208	2,234
*	Forge Global Holdings Inc.	1,700,514	2,228
*	Finwise Bancorp	142,628	2,225
*	loanDepot Inc. Class A	814,772	2,224
	LINKBANCORP Inc.	345,977	2,218
*	Blue Ridge Bankshares Inc.	764,396	2,140
*	Security National Financial Corp. Class A	229,060	2,107
	Bank7 Corp.	55,837	2,092
	Nexpoint Real Estate Finance Inc.	132,816	2,076
	Medallion Financial Corp.	254,706	2,073
	Citizens Community Bancorp Inc.	145,525	2,062
	Silvercrest Asset Management Group Inc. Class A	119,306	2,057
	SB Financial Group Inc.	99,089	2,037
	Crawford & Co. Class B	182,746	2,030
*	Abacus Life Inc.	200,481	2,029
	Richmond Mutual Bancorp Inc.	155,139	2,001
	William Penn Bancorp	163,334	2,001
*	First Western Financial Inc.	99,208	1,984
	Ellington Credit Co.	283,171	1,977
*	ECB Bancorp Inc.	133,874	1,917
	First Savings Financial Group Inc.	78,792	1,876
	Cherry Hill Mortgage Investment Corp.	515,377	1,871
	United Security Bancshares	212,910	1,854
*	Maiden Holdings Ltd.	1,036,553	1,835
*	Paysign Inc.	496,392	1,822
	Meridian Corp.	143,789	1,817
*	SWK Holdings Corp.	104,834	1,813
[1]	Associated Capital Group Inc. Class A	51,150	1,812
*	SR Bancorp Inc.	161,257	1,798
*	Priority Technology Holdings Inc.	258,431	1,765
	Eagle Bancorp Montana Inc.	110,607	1,746
*	eHealth Inc.	425,376	1,736
	Franklin Financial Services Corp.	57,234	1,724
	CB Financial Services Inc.	60,968	1,705
	Peoples Bancorp of North Carolina Inc.	66,532	1,689
[1]	Hanover Bancorp Inc.	93,997	1,682
	Sachem Capital Corp.	658,263	1,659
	HMN Financial Inc.	58,871	1,643
*	Better Home & Finance Holding Co.	91,530	1,630
*	ACRES Commercial Realty Corp.	104,023	1,629
	MainStreet Bancshares Inc.	87,327	1,611
	Westwood Holdings Group Inc.	113,259	1,608
	First Northwest Bancorp	144,883	1,550
	First Capital Inc.	44,241	1,547
	Finward Bancorp	47,858	1,530
	Guild Holdings Co. Class A	91,881	1,528
	Sound Financial Bancorp Inc.	26,746	1,431
	Lument Finance Trust Inc.	561,840	1,421
	Riverview Bancorp Inc.	296,809	1,398
	Territorial Bancorp Inc.	133,227	1,391
[1]	B. Riley Financial Inc.	261,466	1,373
	CF Bankshares Inc.	62,612	1,356
*	Consumer Portfolio Services Inc.	143,922	1,350
	First National Corp.	76,797	1,344
	Provident Financial Holdings Inc.	92,550	1,328
	Ohio Valley Banc Corp.	52,525	1,273
*	Affinity Bancshares Inc.	58,999	1,263
*	Sterling Bancorp Inc.	269,676	1,227
	Union Bankshares Inc.	47,107	1,221
	Magyar Bancorp Inc.	97,998	1,207
*	Pioneer Bancorp Inc.	106,991	1,174
*	1895 Bancorp of Wisconsin Inc.	113,359	1,145
	Sunrise Realty Trust Inc.	78,372	1,128
*	Kingstone Cos. Inc.	123,172	1,127
*,1	Bakkt Holdings Inc. Class A	115,143	1,102
*	Oportun Financial Corp.	391,650	1,101

		Shares	Market Value ($000)
	OppFi Inc.	227,352	1,075
	Old Point Financial Corp.	54,204	1,047
	Bank of the James Financial Group Inc.	76,015	1,044
	Landmark Bancorp Inc.	50,242	1,014
*	Catalyst Bancorp Inc.	85,574	976
	First Guaranty Bancshares Inc.	90,349	962
*	Rhinebeck Bancorp Inc.	100,699	931
*,1	Generations Bancorp NY Inc.	58,856	927
	First US Bancshares Inc.	79,463	920
	United Bancorp Inc.	67,545	887
	IF Bancorp Inc.	37,943	739
	Bayfirst Financial Corp.	56,203	739
*	Heritage Global Inc.	432,887	736
	Summit State Bank	84,229	712
*	Great Elm Group Inc.	358,816	685
*	Nicholas Financial Inc.	107,044	680
	Auburn National Bancorp Inc.	29,648	679
*	GoHealth Inc. Class A	70,226	659
	AmeriServ Financial Inc.	234,364	612
	US Global Investors Inc. Class A	226,209	584
	Hennessy Advisors Inc.	58,395	581
	Pathfinder Bancorp Inc.	36,045	576
*	First Seacoast Bancorp	62,608	568
	Manhattan Bridge Capital Inc.	97,420	543
*	Finance of America Cos. Inc. Class A	44,563	516
*	Broadway Financial Corp.	78,709	507
	Value Line Inc.	10,721	499
*	BM Technologies Inc.	144,374	491
*	Katapult Holdings Inc.	44,981	467
*	Siebert Financial Corp.	150,413	381
*	NSTS Bancorp Inc.	36,434	377
	Crawford & Co. Class A	33,342	366
*	Usio Inc.	234,439	319
*	Fundamental Global Inc.	303,464	319
*	Bogota Financial Corp.	36,486	302
[1]	Texas Community Bancshares Inc.	20,037	296
	Village Bank & Trust Financial Corp.	3,824	292
*	OptimumBank Holdings Inc.	59,901	274
	MarketWise Inc.	392,321	262
*,1	Oxbridge Re Holdings Ltd.	85,132	237
*	PB Bankshares Inc.	13,999	216
*	FlexShopper Inc.	194,566	200
	Home Federal Bancorp Inc. of Louisiana	13,796	175
*,1	Income Opportunity Realty Investors Inc.	8,889	155
	Atlantic American Corp.	88,541	151
[1]	Kentucky First Federal Bancorp	53,070	145
*	Dominari Holdings Inc.	77,916	144
*	Carver Bancorp Inc.	71,288	137
*	Central Plains Bancshares Inc.	7,206	91
*,1	AppTech Payments Corp.	149,956	90
	Glen Burnie Bancorp	12,758	71
	Lake Shore Bancorp Inc.	4,747	64
*	ICC Holdings Inc.	2,039	47
*,1	Ryvyl Inc.	35,394	47
[1]	Cohen & Co. Inc.	4,688	39
*	Patriot National Bancorp Inc.	18,171	35
*,1	Binah Capital Group Inc.	11,556	35
*,1	OLB Group Inc.	11,281	30
*	Conifer Holdings Inc.	25,019	27
*,1	XBP Europe Holdings Inc.	23,988	26
*	SHF Holdings Inc.	38,848	21
*	Beneficient Class A	12,027	15
*	CFSB Bancorp Inc.	1,674	12
*,1	Reliance Global Group Inc.	2,385	5
*	Mill City Ventures III Ltd.	492	1
*,1	Netcapital Inc.	755	1
*	Marygold Cos. Inc.	122	—
			18,748,667

		Shares	Market Value ($000)
Health Care (12.3%)
*	Alnylam Pharmaceuticals Inc.	1,916,658	527,138
*	Veeva Systems Inc. Class A	2,219,044	465,711
*	Illumina Inc.	2,379,846	310,356
*	Avantor Inc.	10,148,599	262,544
*	United Therapeutics Corp.	664,737	238,209
*	Tenet Healthcare Corp.	1,429,288	237,548
*	Natera Inc.	1,847,709	234,567
*	BioMarin Pharmaceutical Inc.	2,846,405	200,074
*	Vaxcyte Inc.	1,678,698	191,825
*	Exact Sciences Corp.	2,762,206	188,161
*	Insmed Inc.	2,573,062	187,834
*	Sarepta Therapeutics Inc.	1,425,991	178,092
*	Neurocrine Biosciences Inc.	1,511,150	174,115
	Royalty Pharma plc Class A	5,794,552	163,928
	Encompass Health Corp.	1,496,980	144,668
	Chemed Corp.	224,227	134,754
*	Medpace Holdings Inc.	377,069	125,866
	Ensign Group Inc.	847,242	121,850
*	Globus Medical Inc. Class A	1,687,191	120,702
*	Repligen Corp.	778,975	115,927
*	Lantheus Holdings Inc.	1,037,717	113,889
*	Penumbra Inc.	582,106	113,109
	Bruker Corp.	1,632,117	112,714
*	Exelixis Inc.	4,269,148	110,784
*	Elanco Animal Health Inc.	7,405,012	108,780
*	Halozyme Therapeutics Inc.	1,894,127	108,420
*	Intra-Cellular Therapies Inc.	1,476,164	108,011
*	HealthEquity Inc.	1,303,895	106,724
*	REVOLUTION Medicines Inc.	2,345,297	106,359
*	Glaukos Corp.	814,458	106,108
*	Viking Therapeutics Inc.	1,657,144	104,914
*	Jazz Pharmaceuticals plc	924,745	103,026
*	Ionis Pharmaceuticals Inc.	2,356,941	94,419
*	Inspire Medical Systems Inc.	446,503	94,234
*	Bio-Rad Laboratories Inc. Class A	281,619	94,224
*	Cytokinetics Inc.	1,765,697	93,229
*	Acadia Healthcare Co. Inc.	1,393,124	88,338
*	Masimo Corp.	661,727	88,228
*	Blueprint Medicines Corp.	950,313	87,904
*	Merit Medical Systems Inc.	874,363	86,413
	DENTSPLY SIRONA Inc.	3,038,191	82,213
*	Doximity Inc. Class A	1,878,292	81,837
*	Avidity Biosciences Inc.	1,755,292	80,621
*	Option Care Health Inc.	2,562,406	80,203
*	TransMedics Group Inc.	498,455	78,257
*	Ultragenyx Pharmaceutical Inc.	1,379,587	76,636
*	Roivant Sciences Ltd.	6,439,283	74,309
	Organon & Co.	3,854,368	73,734
*	Alkermes plc	2,472,665	69,210
*	ADMA Biologics Inc.	3,460,780	69,181
*	Krystal Biotech Inc.	377,732	68,759
*	RadNet Inc.	973,358	67,541
*	ICU Medical Inc.	359,604	65,527
*	Integer Holdings Corp.	502,623	65,341
*,1	Corcept Therapeutics Inc.	1,386,868	64,184
*	Haemonetics Corp.	766,726	61,629
*	PROCEPT BioRobotics Corp.	767,117	61,461
*	Crinetics Pharmaceuticals Inc.	1,196,959	61,165
*,1	CRISPR Therapeutics AG	1,278,663	60,072
*	Nuvalent Inc. Class A	558,096	57,093
*	Biohaven Ltd.	1,141,385	57,035
*	Bridgebio Pharma Inc.	2,211,780	56,312
	Select Medical Holdings Corp.	1,571,094	54,784
*	Axsome Therapeutics Inc.	609,426	54,769
*	Denali Therapeutics Inc.	1,857,418	54,107
*	Madrigal Pharmaceuticals Inc.	254,717	54,056
*	Prestige Consumer Healthcare Inc.	744,436	53,674
	Perrigo Co. plc	2,040,888	53,533
*	Hims & Hers Health Inc.	2,834,538	52,212

		Shares	Market Value ($000)
*	Envista Holdings Corp.	2,609,416	51,562
*	Axonics Inc.	740,733	51,555
*	Neogen Corp.	2,939,383	49,411
*	Arcellx Inc.	572,642	47,821
*	TG Therapeutics Inc.	2,001,139	46,807
*	Amedisys Inc.	477,181	46,053
*	Evolent Health Inc. Class A	1,612,850	45,611
*	Apellis Pharmaceuticals Inc.	1,572,617	45,354
*,1	Summit Therapeutics Inc.	2,061,555	45,148
*	CorVel Corp.	136,720	44,692
*	LivaNova plc	818,755	43,017
*	PTC Therapeutics Inc.	1,151,849	42,734
*	Amicus Therapeutics Inc.	3,979,698	42,503
*	Guardant Health Inc.	1,845,318	42,332
*	Dyne Therapeutics Inc.	1,173,443	42,150
*	Tandem Diabetes Care Inc.	983,160	41,696
*	Rhythm Pharmaceuticals Inc.	790,145	41,396
*	Ideaya Biosciences Inc.	1,284,092	40,680
*	Protagonist Therapeutics Inc.	875,572	39,401
*	Twist Bioscience Corp.	871,627	39,380
*	Veracyte Inc.	1,155,788	39,343
*	QuidelOrtho Corp.	855,705	39,020
*	Sotera Health Co.	2,309,866	38,575
*	Agios Pharmaceuticals Inc.	850,469	37,786
*	Myriad Genetics Inc.	1,354,770	37,107
*	Arrowhead Pharmaceuticals Inc.	1,887,269	36,556
*	10X Genomics Inc. Class A	1,611,082	36,378
*	Surgery Partners Inc.	1,128,168	36,372
*	Addus HomeCare Corp.	271,125	36,068
*	Astrana Health Inc.	620,212	35,935
*	Azenta Inc.	740,116	35,851
*	SpringWorks Therapeutics Inc.	1,108,896	35,529
*	Geron Corp.	7,809,382	35,455
*	iRhythm Technologies Inc.	465,131	34,531
*	UFP Technologies Inc.	108,472	34,353
*	Celldex Therapeutics Inc.	1,002,650	34,080
	CONMED Corp.	468,012	33,659
*	Enovis Corp.	775,310	33,377
*	R1 RCM Inc.	2,347,728	33,267
*	Catalyst Pharmaceuticals Inc.	1,669,846	33,197
*	Kymera Therapeutics Inc.	671,595	31,787
*	Iovance Biotherapeutics Inc.	3,382,666	31,763
*	Vericel Corp.	744,476	31,454
*	Inari Medical Inc.	758,934	31,298
*	Intellia Therapeutics Inc.	1,521,149	31,260
*	Vera Therapeutics Inc. Class A	695,239	30,730
	Premier Inc. Class A	1,528,654	30,573
*,1	Novavax Inc.	2,402,981	30,350
*	Omnicell Inc.	687,817	29,989
	LeMaitre Vascular Inc.	311,096	28,898
*	ACADIA Pharmaceuticals Inc.	1,862,158	28,640
*	Apogee Therapeutics Inc.	483,464	28,399
*	NeoGenomics Inc.	1,899,272	28,014
*	Privia Health Group Inc.	1,538,180	28,010
*	Keros Therapeutics Inc.	482,147	27,998
*	Immunovant Inc.	980,419	27,952
*	STAAR Surgical Co.	741,477	27,546
*	Akero Therapeutics Inc.	958,666	27,504
*	Amphastar Pharmaceuticals Inc.	564,655	27,403
*	Beam Therapeutics Inc.	1,091,383	26,739
*	Fortrea Holdings Inc.	1,323,601	26,472
*	MannKind Corp.	4,175,758	26,266
*	Ligand Pharmaceuticals Inc.	259,621	25,985
	Patterson Cos. Inc.	1,166,044	25,466
*	CG oncology Inc.	673,146	25,398
*	Supernus Pharmaceuticals Inc.	812,961	25,348
*	RxSight Inc.	505,224	24,973
*	CareDx Inc.	793,210	24,768
*	Ardelyx Inc.	3,572,303	24,613
*	Syndax Pharmaceuticals Inc.	1,256,086	24,180

		Shares	Market Value ($000)
*	Teladoc Health Inc.	2,629,854	24,142
*	Arvinas Inc.	977,129	24,067
*	BioCryst Pharmaceuticals Inc.	3,144,692	23,900
*	AMN Healthcare Services Inc.	560,729	23,769
	National HealthCare Corp.	186,678	23,479
*	Edgewise Therapeutics Inc.	878,208	23,439
*,1	Recursion Pharmaceuticals Inc. Class A	3,529,975	23,263
*	Kura Oncology Inc.	1,189,544	23,244
*	Mirum Pharmaceuticals Inc.	588,727	22,960
*	PACS Group Inc.	568,575	22,726
*	Novocure Ltd.	1,441,529	22,531
*	Viridian Therapeutics Inc.	947,115	21,547
*	AtriCure Inc.	746,154	20,922
*	Harrow Inc.	464,805	20,898
*	Dynavax Technologies Corp.	1,873,542	20,871
*	Brookdale Senior Living Inc.	3,016,964	20,485
*	Nurix Therapeutics Inc.	909,121	20,428
*	Rocket Pharmaceuticals Inc.	1,081,220	19,970
*,1	Cassava Sciences Inc.	678,508	19,969
*	Progyny Inc.	1,188,156	19,914
*	Certara Inc.	1,689,652	19,786
*	Xencor Inc.	959,339	19,292
*	Phreesia Inc.	834,929	19,028
*	Spyre Therapeutics Inc.	633,802	18,640
*	Harmony Biosciences Holdings Inc.	462,777	18,511
	US Physical Therapy Inc.	218,343	18,478
*	Janux Therapeutics Inc.	406,414	18,463
*	Soleno Therapeutics Inc.	364,608	18,409
*	agilon health Inc.	4,653,575	18,289
*	Alignment Healthcare Inc.	1,546,132	18,275
*	Collegium Pharmaceutical Inc.	472,896	18,273
*	Waystar Holding Corp.	649,219	18,107
*	Integra LifeSciences Holdings Corp.	990,296	17,994
*	Amneal Pharmaceuticals Inc.	2,161,848	17,987
*	Owens & Minor Inc.	1,118,225	17,545
*	AdaptHealth Corp. Class A	1,553,383	17,445
*	Tarsus Pharmaceuticals Inc.	529,323	17,409
*	Clover Health Investments Corp. Class A	6,072,535	17,125
*	Pennant Group Inc.	472,868	16,881
*	Cogent Biosciences Inc.	1,546,382	16,701
*	Ocular Therapeutix Inc.	1,914,228	16,654
*	Neumora Therapeutics Inc.	1,251,355	16,530
*	Avanos Medical Inc.	681,002	16,364
*	Schrodinger Inc.	857,611	15,909
*	Longboard Pharmaceuticals Inc.	472,639	15,753
*	Innoviva Inc.	812,756	15,694
*	Pediatrix Medical Group Inc.	1,314,866	15,239
*	Artivion Inc.	561,313	14,942
*	Arcutis Biotherapeutics Inc.	1,605,716	14,933
*	Travere Therapeutics Inc.	1,052,722	14,728
*	ANI Pharmaceuticals Inc.	245,955	14,674
*	Praxis Precision Medicines Inc.	254,313	14,633
*	Maravai LifeSciences Holdings Inc. Class A	1,718,822	14,283
*	Day One Biopharmaceuticals Inc.	1,002,170	13,960
*	WaVe Life Sciences Ltd.	1,702,339	13,959
*	BioLife Solutions Inc.	556,257	13,929
*	Disc Medicine Inc.	276,299	13,577
*	Relay Therapeutics Inc.	1,894,249	13,411
*	LifeStance Health Group Inc.	1,860,354	13,022
*	Arcus Biosciences Inc.	848,877	12,979
*	Cullinan Therapeutics Inc.	763,526	12,781
*	GeneDx Holdings Corp. Class A	293,552	12,458
	Embecta Corp.	882,014	12,436
*	PetIQ Inc. Class A	403,437	12,414
*	Immunome Inc.	832,246	12,167
*	Castle Biosciences Inc.	426,290	12,158
*	ARS Pharmaceuticals Inc.	824,496	11,955
*	BrightSpring Health Services Inc.	801,427	11,765
*,1	Enliven Therapeutics Inc.	450,211	11,498
*	Evolus Inc.	708,477	11,477

		Shares	Market Value ($000)
*	Community Health Systems Inc.	1,864,019	11,315
*	Avid Bioservices Inc.	988,628	11,251
*	Pacira BioSciences Inc.	720,238	10,840
*	MiMedx Group Inc.	1,823,442	10,777
*	Perspective Therapeutics Inc.	806,269	10,764
	Mesa Laboratories Inc.	82,805	10,753
*	Vir Biotechnology Inc.	1,426,557	10,685
	HealthStream Inc.	358,949	10,352
*	AnaptysBio Inc.	300,545	10,068
*,1	Phathom Pharmaceuticals Inc.	555,813	10,049
*	Cargo Therapeutics Inc.	536,129	9,892
*	Pliant Therapeutics Inc.	873,400	9,791
*	Applied Therapeutics Inc.	1,150,788	9,782
*	89bio Inc.	1,291,828	9,560
*	Axogen Inc.	679,730	9,530
*	Replimune Group Inc.	863,215	9,461
*	Prothena Corp. plc	551,552	9,227
*	Standard BioTools Inc.	4,774,116	9,214
*	Orthofix Medical Inc.	587,364	9,175
*,1	ImmunityBio Inc.	2,448,015	9,107
*	Arbutus Biopharma Corp.	2,360,662	9,089
*	Adaptive Biotechnologies Corp.	1,770,807	9,067
*	Arcturus Therapeutics Holdings Inc.	389,678	9,044
*	Erasca Inc.	3,309,944	9,036
*	Ironwood Pharmaceuticals Inc. Class A	2,186,758	9,009
*	GoodRx Holdings Inc. Class A	1,254,474	8,706
*	Alphatec Holdings Inc.	1,543,212	8,580
*	Surmodics Inc.	220,396	8,547
*	Cytek Biosciences Inc.	1,541,839	8,542
*	SI-BONE Inc.	605,602	8,466
*	Sana Biotechnology Inc.	2,012,704	8,373
	Simulations Plus Inc.	258,834	8,288
*,1	ArriVent Biopharma Inc.	335,208	7,877
*	Tyra Biosciences Inc.	332,892	7,826
*	Health Catalyst Inc.	949,530	7,729
*	Annexon Inc.	1,303,486	7,717
*	REGENXBIO Inc.	735,471	7,715
*	Scholar Rock Holding Corp.	962,368	7,709
*	Varex Imaging Corp.	646,056	7,701
*	Tango Therapeutics Inc.	989,325	7,618
*	Bioventus Inc. Class A	633,214	7,567
*,1	Anavex Life Sciences Corp.	1,331,600	7,564
*,1	Dianthus Therapeutics Inc.	272,079	7,450
*,1	OPKO Health Inc.	4,926,235	7,340
*,1	Capricor Therapeutics Inc.	478,942	7,285
*	OrthoPediatrics Corp.	266,626	7,228
*	Fulgent Genetics Inc.	331,846	7,211
*	Sharecare Inc.	5,071,313	7,201
*	Quanterix Corp.	551,090	7,142
*	ORIC Pharmaceuticals Inc.	690,813	7,081
*	Olema Pharmaceuticals Inc.	589,874	7,043
*,1	Concentra Group Holdings Parent Inc.	311,778	6,971
*	Revance Therapeutics Inc.	1,335,276	6,930
*	Allogene Therapeutics Inc.	2,470,719	6,918
	Phibro Animal Health Corp. Class A	306,737	6,908
*	Zimvie Inc.	431,687	6,851
*	Emergent BioSolutions Inc.	815,482	6,809
*	Stoke Therapeutics Inc.	551,995	6,784
*,1	Altimmune Inc.	1,097,925	6,741
*,1	Humacyte Inc.	1,231,925	6,702
*,1	Pacific Biosciences of California Inc.	3,926,564	6,675
*	Liquidia Corp.	665,947	6,659
*	OmniAb Inc.	1,555,221	6,579
*	Savara Inc.	1,550,924	6,576
*,1	CorMedix Inc.	809,726	6,543
*	KalVista Pharmaceuticals Inc.	565,016	6,543
*	Xeris Biopharma Holdings Inc.	2,285,270	6,513
*	MaxCyte Inc.	1,658,382	6,451
	iRadimed Corp.	127,460	6,410
*	EyePoint Pharmaceuticals Inc.	800,378	6,395

		Shares	Market Value ($000)
*	CryoPort Inc.	788,352	6,394
	Tourmaline Bio Inc.	248,136	6,380
*	4D Molecular Therapeutics Inc.	589,154	6,369
*	Anika Therapeutics Inc.	257,204	6,353
*	Y-mAbs Therapeutics Inc.	477,937	6,285
*	Enhabit Inc.	790,582	6,246
[1]	LENZ Therapeutics Inc.	263,018	6,244
*	Astria Therapeutics Inc.	555,181	6,113
*,1	Neurogene Inc.	145,681	6,113
*	Sage Therapeutics Inc.	841,339	6,074
*,1	Mind Medicine MindMed Inc.	1,050,666	5,978
*	Cross Country Healthcare Inc.	438,803	5,898
*	Terns Pharmaceuticals Inc.	683,251	5,698
*,1	GRAIL Inc.	411,387	5,661
*	Aura Biosciences Inc.	633,967	5,649
*	Nuvation Bio Inc.	2,446,258	5,602
*,1	Aquestive Therapeutics Inc.	1,121,141	5,583
	National Research Corp.	243,459	5,565
*	Celcuity Inc.	367,432	5,478
*	Tactile Systems Technology Inc.	373,280	5,454
*	Cerus Corp.	3,097,279	5,389
*	ACELYRIN Inc.	1,067,657	5,264
*	Alector Inc.	1,126,801	5,251
*	Absci Corp.	1,361,363	5,200
*	OraSure Technologies Inc.	1,207,644	5,157
*	AngioDynamics Inc.	659,708	5,133
*	Zevra Therapeutics Inc.	738,986	5,129
*	Pulmonx Corp.	615,697	5,104
*	Fate Therapeutics Inc.	1,409,196	4,932
*	Foghorn Therapeutics Inc.	519,588	4,837
*	Aveanna Healthcare Holdings Inc.	924,293	4,806
*	Verve Therapeutics Inc.	986,561	4,775
*,1	Heron Therapeutics Inc.	2,376,436	4,729
*,1	Pulse Biosciences Inc.	269,559	4,728
*	Entrada Therapeutics Inc.	292,648	4,677
*,1	Lexicon Pharmaceuticals Inc.	2,978,099	4,676
*	Talkspace Inc.	2,235,103	4,671
*	Editas Medicine Inc.	1,358,639	4,633
*	DocGo Inc.	1,391,846	4,621
*	Theravance Biopharma Inc.	567,639	4,575
*	Mineralys Therapeutics Inc.	371,819	4,503
*	C4 Therapeutics Inc.	789,523	4,500
*	Abeona Therapeutics Inc.	703,062	4,443
*	ClearPoint Neuro Inc.	393,431	4,410
*	Accolade Inc.	1,139,199	4,386
*	Taysha Gene Therapies Inc.	2,182,055	4,386
*	iTeos Therapeutics Inc.	426,135	4,351
*	Viemed Healthcare Inc.	587,246	4,305
*,1	IGM Biosciences Inc.	258,925	4,283
*	Atea Pharmaceuticals Inc.	1,275,767	4,274
*,1	Esperion Therapeutics Inc.	2,575,004	4,249
*	Vanda Pharmaceuticals Inc.	898,431	4,214
*	Avita Medical Inc.	389,203	4,172
*	Paragon 28 Inc.	622,012	4,155
*	Sutro Biopharma Inc.	1,186,947	4,107
*,1	Instil Bio Inc.	60,755	4,090
*,1	Ocugen Inc.	4,094,034	4,062
*	Corvus Pharmaceuticals Inc.	767,019	4,050
	SIGA Technologies Inc.	594,675	4,014
*	Rigel Pharmaceuticals Inc.	242,737	3,927
*	Treace Medical Concepts Inc.	674,760	3,914
*	Butterfly Network Inc.	2,210,385	3,912
*	Performant Financial Corp.	1,035,958	3,874
*	Monte Rosa Therapeutics Inc.	718,994	3,811
*	Nektar Therapeutics	2,918,369	3,794
*	Voyager Therapeutics Inc.	646,196	3,780
*,1	Alto Neuroscience Inc.	328,913	3,763
*	Aldeyra Therapeutics Inc.	697,567	3,760
*,1	Omeros Corp.	935,998	3,716
*	Rezolute Inc.	762,525	3,698

		Shares	Market Value ($000)
*	2seventy bio Inc.	780,357	3,683
*,1	Gyre Therapeutics Inc.	292,920	3,673
*,1	Lexeo Therapeutics Inc.	404,869	3,660
*	uniQure NV	736,633	3,632
*,1	Prime Medicine Inc.	937,027	3,626
*,1	Biomea Fusion Inc.	358,928	3,625
*	Inozyme Pharma Inc.	679,651	3,555
*	Jasper Therapeutics Inc.	188,656	3,549
*	Corbus Pharmaceuticals Holdings Inc.	169,055	3,488
*	Lyell Immunopharma Inc.	2,522,865	3,482
*	Impact BioMedical Inc. (Registered)	1,738,388	3,477
*	Inogen Inc.	354,264	3,436
*	Akebia Therapeutics Inc.	2,602,859	3,436
*,1	Q32 Bio Inc.	76,718	3,423
*	Definitive Healthcare Corp. Class A	765,225	3,421
*	Larimar Therapeutics Inc.	510,244	3,342
*	Zentalis Pharmaceuticals Inc.	896,551	3,299
	Utah Medical Products Inc.	48,796	3,265
*	Trevi Therapeutics Inc.	973,229	3,251
*	Personalis Inc.	599,560	3,226
*	TScan Therapeutics Inc.	645,284	3,214
*	Nevro Corp.	574,034	3,209
*	Nkarta Inc.	704,875	3,186
*	Organogenesis Holdings Inc. Class A	1,099,012	3,143
*	Codexis Inc.	1,016,202	3,130
*	Third Harmonic Bio Inc.	228,809	3,100
*	Immunic Inc.	1,870,577	3,086
*	MacroGenics Inc.	931,105	3,063
*	Achieve Life Sciences Inc.	629,867	2,986
*,1	Artiva Biotherapeutics Inc.	193,140	2,984
*	Enanta Pharmaceuticals Inc.	281,611	2,918
*	Sight Sciences Inc.	459,335	2,894
*	Mersana Therapeutics Inc.	1,524,973	2,882
*,1	Pyxis Oncology Inc.	782,884	2,873
*	Delcath Systems Inc.	315,324	2,847
*	Cabaletta Bio Inc.	602,545	2,844
*	Gossamer Bio Inc.	2,879,795	2,841
*	Poseida Therapeutics Inc. Class A	993,340	2,841
*	ChromaDex Corp.	776,070	2,833
*	Fulcrum Therapeutics Inc.	782,473	2,793
*,1	Senseonics Holdings Inc.	7,942,373	2,777
*	XOMA Royalty Corp.	104,165	2,758
*,1	Korro Bio Inc.	80,910	2,704
*	Sangamo Therapeutics Inc.	3,048,716	2,641
*	ProKidney Corp. Class A	1,375,453	2,641
*	TruBridge Inc.	220,691	2,639
*	Black Diamond Therapeutics Inc.	600,308	2,611
*	Accuray Inc.	1,445,720	2,602
*	ModivCare Inc.	181,312	2,589
*,1	Rapport Therapeutics Inc.	125,455	2,569
*,1	Lineage Cell Therapeutics Inc.	2,814,846	2,548
*,1	Atossa Therapeutics Inc.	1,667,748	2,535
*	Compass Therapeutics Inc.	1,376,010	2,532
*	Biodesix Inc.	1,418,674	2,525
*,1	Zynex Inc.	303,630	2,478
*	PepGen Inc.	289,477	2,475
*	Joint Corp.	214,460	2,453
*	Shattuck Labs Inc.	692,870	2,418
*	Caribou Biosciences Inc.	1,231,510	2,414
*	Solid Biosciences Inc.	342,972	2,391
*	LifeMD Inc.	449,945	2,358
*	Sonida Senior Living Inc.	86,261	2,307
*	XBiotech Inc.	292,547	2,261
*,1	Contineum Therapeutics Inc. Class A	115,078	2,203
*,1	Sera Prognostics Inc. Class A	279,223	2,178
*	Design Therapeutics Inc.	399,505	2,149
*	Vaxart Inc.	2,523,623	2,143
*	Orchestra BioMed Holdings Inc.	414,591	2,131
*,1	Inovio Pharmaceuticals Inc.	366,501	2,118
*	Electromed Inc.	98,146	2,107

		Shares	Market Value ($000)
*,1	Alumis Inc.	196,728	2,101
*	OptimizeRx Corp.	270,268	2,086
*,1	Eliem Therapeutics Inc.	404,120	2,057
*,1	Scilex Holding Co.	2,213,274	2,046
*	Adverum Biotechnologies Inc.	285,796	2,006
*	InfuSystem Holdings Inc.	296,295	1,985
*	Amylyx Pharmaceuticals Inc.	600,395	1,945
*,1	Zura Bio Ltd. Class A	479,136	1,945
*	Stereotaxis Inc.	943,652	1,925
*	American Well Corp. Class A	201,558	1,911
*	Nautilus Biotechnology Inc. Class A	670,132	1,910
*,1	Benitec Biopharma Inc.	207,793	1,910
*	Biote Corp. Class A	342,071	1,909
*	Semler Scientific Inc.	79,034	1,861
*	Eton Pharmaceuticals Inc.	307,580	1,845
*,1	Galectin Therapeutics Inc.	670,160	1,843
*	Zomedica Corp.	13,413,683	1,840
*	Precigen Inc.	1,911,098	1,810
*	Lifecore Biomedical Inc.	363,800	1,794
*	Regulus Therapeutics Inc.	1,130,792	1,775
*	Generation Bio Co.	718,076	1,774
*,1	PDS Biotechnology Corp.	456,785	1,745
*	Ventyx Biosciences Inc.	800,152	1,744
*,1	Telomir Pharmaceuticals Inc.	261,970	1,682
*,1	Bluebird Bio Inc.	3,191,398	1,658
*	Coya Therapeutics Inc.	256,428	1,654
*	23andMe Holding Co. Class A	4,664,470	1,621
*,1	Cardiff Oncology Inc.	600,175	1,602
*	KORU Medical Systems Inc.	579,541	1,582
*	Harvard Bioscience Inc.	579,986	1,560
*	Adicet Bio Inc.	1,079,499	1,554
*	Inhibrx Biosciences Inc.	99,212	1,554
*,1	Assertio Holdings Inc.	1,307,570	1,543
*	FONAR Corp.	94,631	1,532
*,1	Candel Therapeutics Inc.	220,073	1,525
*	Innovage Holding Corp.	253,304	1,520
*,1	Outlook Therapeutics Inc.	281,280	1,502
*	Puma Biotechnology Inc.	585,850	1,494
*	Aileron Therapeutics Inc.	419,427	1,485
*,1	Agenus Inc.	270,546	1,483
*	CVRx Inc.	165,802	1,461
*	Vistagen Therapeutics Inc.	483,663	1,456
*	Augmedix Inc.	613,928	1,443
*	Coherus Biosciences Inc.	1,386,562	1,442
*	Marinus Pharmaceuticals Inc.	811,000	1,427
*	Rockwell Medical Inc.	355,638	1,412
*	scPharmaceuticals Inc.	305,088	1,391
*	Myomo Inc.	346,162	1,388
*	aTyr Pharma Inc.	787,409	1,386
*	Modular Medical Inc.	612,199	1,377
*,1	Seres Therapeutics Inc.	1,449,776	1,372
*	Karyopharm Therapeutics Inc.	1,642,989	1,364
*	Tectonic Therapeutic Inc.	44,790	1,357
*	Century Therapeutics Inc.	785,571	1,343
*	Tenaya Therapeutics Inc.	691,525	1,335
*	Anixa Biosciences Inc.	420,658	1,325
*,1	CervoMed Inc.	89,787	1,311
*	X4 Pharmaceuticals Inc.	1,935,936	1,296
*	MediciNova Inc.	607,734	1,276
*,1	Fibrobiologics Inc.	407,674	1,260
*	Sanara Medtech Inc.	41,331	1,250
*	Chimerix Inc.	1,308,906	1,217
*,1	Cellectar Biosciences Inc.	568,753	1,217
*,1	Monogram Technologies Inc.	455,805	1,208
*	Sensus Healthcare Inc.	207,423	1,203
*	Kodiak Sciences Inc.	458,129	1,196
*	Acumen Pharmaceuticals Inc.	472,172	1,171
*	Alpha Teknova Inc.	240,629	1,165
*	CytomX Therapeutics Inc.	981,491	1,158
*	Acrivon Therapeutics Inc.	164,214	1,150

		Shares	Market Value ($000)
*	Relmada Therapeutics Inc.	353,625	1,146
*	Kyverna Therapeutics Inc.	232,962	1,139
*	NeuroPace Inc.	161,646	1,127
*	Quantum-Si Inc.	1,276,774	1,126
*	Context Therapeutics Inc.	554,824	1,087
*	Verastem Inc.	360,608	1,078
*	DiaMedica Therapeutics Inc.	253,733	1,063
*,1	DIH Holdings US Inc.	546,266	1,060
*,1	Greenwich Lifesciences Inc.	71,311	1,025
*	Seer Inc. Class A	517,365	1,019
*	Assembly Biosciences Inc.	66,356	1,005
*	Clearside Biomedical Inc.	783,853	996
*,1	Citius Pharmaceuticals Inc.	1,957,895	980
*,1	Skye Bioscience Inc.	249,751	977
*	Ovid therapeutics Inc.	819,585	967
*	BioAtla Inc.	549,449	967
*	Eledon Pharmaceuticals Inc.	385,138	959
*	Aclaris Therapeutics Inc.	820,732	944
*	RAPT Therapeutics Inc.	458,854	922
*,1	Cartesian Therapeutics Inc.	56,534	911
*,1	Renovaro Inc.	1,869,825	904
*,1	Tempus AI Inc. Class A	15,839	897
*,1	Inmune Bio Inc.	165,874	894
*,1	Annovis Bio Inc.	110,600	891
*,1	Cibus Inc. Class A	264,388	862
*	CytoSorbents Corp.	568,233	852
*,1	Akoya Biosciences Inc.	306,112	833
*	Werewolf Therapeutics Inc.	392,161	831
*	Invivyd Inc.	797,404	813
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $5,738)	970,179	807
*	PMV Pharmaceuticals Inc.	540,351	805
*	Kewaunee Scientific Corp.	24,128	803
*	Actinium Pharmaceuticals Inc.	424,314	798
*,1	AirSculpt Technologies Inc.	156,689	794
*	Spero Therapeutics Inc.	587,342	787
*,1	CEL - SCI Corp.	723,184	767
*	Gritstone bio Inc.	1,290,634	748
*	TriSalus Life Sciences Inc.	162,125	747
*	Mural Oncology plc	236,779	741
*	ALX Oncology Holdings Inc.	404,096	735
*	Hyperfine Inc. Class A	667,271	721
*,1	Immuneering Corp. Class A	289,196	720
*	SCYNEXIS Inc.	479,862	715
*	Allovir Inc.	858,612	694
*	Enzo Biochem Inc.	618,881	693
*,1	Optinose Inc.	1,032,248	692
*,1	Zenas Biopharma Inc.	40,810	691
*	HilleVax Inc.	387,789	683
*,1	Sagimet Biosciences Inc. Class A	246,106	682
*	Leap Therapeutics Inc.	262,807	675
*,1	Genelux Corp.	284,119	673
*	Allakos Inc.	1,009,952	660
*	Pro-Dex Inc.	22,090	659
*,1	SELLAS Life Sciences Group Inc.	501,971	627
*	Elutia Inc. Class A	163,575	623
*	Journey Medical Corp.	109,083	616
*	LENSAR Inc.	133,235	610
*,1	Checkpoint Therapeutics Inc.	265,738	595
*	Kezar Life Sciences Inc.	764,730	591
*	Milestone Scientific Inc.	644,906	587
*,1	Vigil Neuroscience Inc.	170,238	579
*,1	Tela Bio Inc.	226,799	574
*	Eagle Pharmaceuticals Inc.	150,918	563
*	Cidara Therapeutics Inc.	52,387	563
*	Kronos Bio Inc.	559,541	560
*	Co-Diagnostics Inc.	444,776	556
*	Syros Pharmaceuticals Inc.	257,635	554
*	FibroGen Inc.	1,380,877	552
*	Ikena Oncology Inc.	318,152	550
*	enVVeno Medical Corp.	156,171	525

		Shares	Market Value ($000)
*	Apyx Medical Corp.	414,663	514
*	Outset Medical Inc.	753,842	510
*	Aadi Bioscience Inc.	247,520	510
*,1	Inotiv Inc.	297,324	505
*	iCAD Inc.	319,228	500
*	Forian Inc.	229,226	495
*	Durect Corp.	363,771	487
*	Xtant Medical Holdings Inc.	719,477	486
*,1	Bicara Therapeutics Inc.	19,044	485
*,1	Reneo Pharmaceuticals Inc.	278,541	474
*	HeartBeam Inc.	200,317	465
*,1	Celularity Inc. Class A	155,085	461
*,1	Nutex Health Inc.	20,892	453
*,1	Cue Biopharma Inc.	597,569	452
*,1	T2 Biosystems Inc.	229,135	451
*,1	Reviva Pharmaceuticals Holdings Inc.	312,304	450
*	Atara Biotherapeutics Inc.	54,473	443
*	Exagen Inc.	141,951	439
*	ProPhase Labs Inc.	181,391	439
*	Curis Inc.	81,339	438
*	MAIA Biotechnology Inc.	153,385	431
*	Prelude Therapeutics Inc.	207,507	430
*	Aerovate Therapeutics Inc.	202,519	423
*,1	Verrica Pharmaceuticals Inc.	289,249	419
*	CareCloud Inc.	158,809	419
*	ElectroCore Inc.	57,506	415
*,1	DarioHealth Corp.	355,607	398
*	Ocuphire Pharma Inc.	288,947	379
*,1	Omega Therapeutics Inc.	309,866	378
*	VolitionRX Ltd.	622,949	374
*	Rani Therapeutics Holdings Inc. Class A	172,976	374
*	Vivani Medical Inc.	314,417	368
*	Elevation Oncology Inc.	608,571	365
*	Lantern Pharma Inc.	99,265	364
*	Vor BioPharma Inc.	519,630	364
*,1	Envoy Medical Inc.	112,140	364
*,1	Nuvectis Pharma Inc.	57,030	359
*	Precision BioSciences Inc.	39,947	358
*,1	MBX Biosciences Inc.	13,605	353
*,1	Ardent Health Partners Inc.	18,975	349
*	Passage Bio Inc.	493,230	345
*,1	Singular Genomics Systems Inc.	21,636	339
*	Champions Oncology Inc.	69,171	337
*	AEON Biopharma Inc. Class A	320,899	337
*,1	Carisma Therapeutics Inc.	342,628	336
*	Lipocine Inc.	74,283	334
*	Neuronetics Inc.	403,878	307
*	Metagenomi Inc.	141,338	307
*	Lexaria Bioscience Corp.	98,818	301
*	Hookipa Pharma Inc.	69,843	300
*	Immix Biopharma Inc.	199,247	297
*,1	Owlet Inc. Class A	65,981	296
*	Rallybio Corp.	248,743	291
[1]	Oruka Therapeutics Inc.	11,785	289
*	IRIDEX Corp.	164,113	287
*	UNITY Biotechnology Inc.	194,785	286
*	AN2 Therapeutics Inc.	261,931	280
*	NextCure Inc.	201,978	277
*,1	Acurx Pharmaceuticals Inc.	145,537	277
*	IGC Pharma Inc.	630,222	269
*,1	Quince Therapeutics Inc.	345,527	268
*	Nutriband Inc.	43,788	265
*,1	Protara Therapeutics Inc.	140,668	257
*,1	Fractyl Health Inc.	101,641	257
*	Dare Bioscience Inc.	78,984	256
*	Armata Pharmaceuticals Inc.	106,021	251
*	NeueHealth Inc.	47,738	249
*	American Shared Hospital Services	81,025	247
*	Marker Therapeutics Inc.	87,137	246
*,1	Tempest Therapeutics Inc.	174,007	244

		Shares	Market Value ($000)
*	ImmuCell Corp.	66,638	242
*,1	Gain Therapeutics Inc.	135,702	242
*	Oncocyte Corp.	84,999	242
*,1	NanoViricides Inc.	154,515	232
*,1	Bionano Genomics Inc.	505,292	229
	MEI Pharma Inc.	79,554	227
*	BioAge Labs Inc.	10,801	225
*,1	Eyenovia Inc.	430,389	222
*,1	Fortress Biotech Inc.	152,474	220
*,1	Femasys Inc.	192,667	214
*	Surrozen Inc.	18,127	213
*	Elicio Therapeutics Inc.	41,473	209
*	Ekso Bionics Holdings Inc.	179,455	208
*	Matinas BioPharma Holdings Inc.	58,387	207
*	Equillium Inc.	247,430	206
*,1	NeuroOne Medical Technologies Corp.	207,077	205
*	TherapeuticsMD Inc.	122,234	203
*	Athira Pharma Inc.	452,018	202
*,1	Cutera Inc.	255,224	201
*	Vincerx Pharma Inc.	280,416	201
*	Cara Therapeutics Inc.	645,753	199
*	Psychemedics Corp.	85,868	198
*	Minerva Neurosciences Inc.	74,257	198
*	Lumos Pharma Inc.	50,828	197
*	Retractable Technologies Inc.	246,784	190
*	Vicarious Surgical Inc. Class A	32,755	186
*,1	Pieris Pharmaceuticals Inc.	11,069	185
*	Bioxcel Therapeutics Inc.	293,322	179
*,1	SeaStar Medical Holding Corp.	41,263	176
*	Lisata Therapeutics Inc.	57,596	173
*	Dyadic International Inc.	161,079	168
*	AIM ImmunoTech Inc.	620,229	167
*,1	Biora Therapeutics Inc.	325,296	163
*,1	Lucid Diagnostics Inc.	193,991	158
*	Intensity Therapeutics Inc.	40,587	155
*	Accelerate Diagnostics Inc.	90,274	154
*,1	Clene Inc.	33,477	154
*,1	Ocean Biomedical Inc.	156,202	153
*	Unicycive Therapeutics Inc.	373,220	152
*	KALA BIO Inc.	26,296	150
*	Beyond Air Inc.	374,314	145
*,1	Streamline Health Solutions Inc.	630,999	145
*	PharmaCyte Biotech Inc.	74,919	143
*	Oncology Institute Inc.	422,983	138
*,1	Palatin Technologies Inc.	154,449	138
*	P3 Health Partners Inc.	355,045	137
*	Cryo-Cell International Inc.	21,237	135
*	Cocrystal Pharma Inc.	76,721	135
*,1	Orgenesis Inc.	30,095	134
*	Bolt Biotherapeutics Inc.	205,537	133
*	ALT5 Sigma Corp.	73,304	130
*,1	VYNE Therapeutics Inc.	69,195	130
*,1	Cyclo Therapeutics Inc.	161,083	127
*	IN8bio Inc.	471,410	127
*	Xilio Therapeutics Inc.	160,024	126
*	CalciMedica Inc.	27,965	124
*,1	GlycoMimetics Inc.	730,599	123
*	Precipio Inc.	17,645	119
*,1	Cosmos Health Inc.	134,834	118
*	Lyra Therapeutics Inc.	455,832	117
*	SAB Biotherapeutics Inc.	42,636	115
*	Cumberland Pharmaceuticals Inc.	84,244	108
	Scienture Holdings Inc.	14,548	107
*	Rapid Micro Biosystems Inc. Class A	116,325	104
*	Galecto Inc.	8,508	104
*	vTv Therapeutics Inc. Class A	7,654	103
*	PAVmed Inc.	79,689	98
*,1	Avalo Therapeutics Inc.	10,368	98
*	Microbot Medical Inc.	108,034	97
*	ATI Physical Therapy Inc.	15,662	96

		Shares	Market Value ($000)
*	Aligos Therapeutics Inc.	11,019	95
*,1	Spruce Biosciences Inc.	197,187	94
*,1	Cognition Therapeutics Inc.	200,577	94
*	BrainStorm Cell Therapeutics Inc.	401,014	92
*	Boundless Bio Inc.	25,927	90
*	NeuroBo Pharmaceuticals Inc.	28,020	89
*,1	Longeveron Inc. Class A	44,984	87
*,1	Senti Biosciences Inc. Class A	38,689	87
*,1	Moleculin Biotech Inc.	30,314	86
*,1	bioAffinity Technologies Inc.	40,642	85
*,1	Bullfrog AI Holdings Inc.	28,800	83
*	Serina Therapeutics Inc. (XASE)	12,333	83
*	iBio Inc.	35,998	80
*,1	Jaguar Health Inc.	59,503	80
*	Aprea Therapeutics Inc.	28,562	79
*	NRX Pharmaceuticals Inc.	46,893	79
*	Traws Pharma Inc.	12,879	76
*	Pulmatrix Inc.	35,082	75
*	Know Labs Inc.	255,439	73
*	Talphera Inc.	81,358	70
*,1	Molecular Templates Inc.	49,888	70
*	Edesa Biotech Inc.	15,702	70
*,1	Carmell Corp.	168,369	68
*	SunLink Health Systems Inc.	83,942	67
*,1	Alaunos Therapeutics Inc.	20,471	67
*	Aytu BioPharma Inc.	27,888	66
*,1	Nexgel Inc.	25,526	66
*	Viracta Therapeutics Inc.	282,488	65
*,1	Spectral AI Inc.	61,531	65
*	Strata Skin Sciences Inc.	23,545	65
*	MiNK Therapeutics Inc.	85,953	64
*	Anebulo Pharmaceuticals Inc.	33,036	64
*,1	Aspira Women's Health Inc.	77,703	63
*	Synlogic Inc.	42,476	63
*	NeuroMetrix Inc.	15,124	62
*	Precision Optics Corp. Inc.	10,928	61
*	Cyclerion Therapeutics Inc.	23,490	61
*,1	Monopar Therapeutics Inc.	9,034	61
*	Sensei Biotherapeutics Inc.	99,616	60
*,1	RenovoRx Inc.	56,737	60
*	Organovo Holdings Inc.	114,640	58
*,1	CareMax Inc.	34,292	58
*,1	Biomerica Inc.	169,010	55
*,1	Predictive Oncology Inc.	69,881	55
*,1	Creative Medical Technology Holdings Inc.	17,629	54
*,1	Neuraxis Inc.	17,745	53
*,1	Imunon Inc.	48,806	52
*,1	Cardio Diagnostics Holdings Inc.	232,139	52
*	Plus Therapeutics Inc.	32,541	48
*	Turnstone Biologics Corp.	83,400	46
*,1	Novo Integrated Sciences Inc.	163,777	46
*,1	GeoVax Labs Inc.	19,239	46
*	Xenetic Biosciences Inc.	9,797	43
*,1	AquaBounty Technologies Inc.	34,020	42
*	Oncternal Therapeutics Inc.	31,061	41
*,1	BioCardia Inc.	12,616	39
*,1	INVO BioScience Inc.	54,058	38
*,1	Virios Therapeutics Inc.	208,883	36
*	BioRestorative Therapies Inc.	20,472	36
*	Indaptus Therapeutics Inc.	27,068	34
*,1	Hoth Therapeutics Inc.	38,804	34
*	Hepion Pharmaceuticals Inc.	48,908	33
*	Processa Pharmaceuticals Inc.	24,433	33
*	Forte Biosciences Inc.	5,979	33
*,1	ABVC BioPharma Inc.	46,947	32
*	Regional Health Properties Inc.	16,970	31
*,1	Vivos Therapeutics Inc.	10,579	28
*	Exicure Inc.	8,019	28
*,1	Eterna Therapeutics Inc.	26,099	27
*,1	Intelligent Bio Solutions Inc.	15,485	27

		Shares	Market Value ($000)
*,1	OneMedNet Corp.	44,500	27
*,1	Conduit Pharmaceuticals Inc.	202,934	24
*,1	TFF Pharmaceuticals Inc.	11,762	24
*	GT Biopharma Inc.	10,504	24
*,1	Telesis Bio Inc.	6,156	24
*	Avinger Inc.	23,802	23
*,1	iCoreConnect Inc.	66,877	23
*	Inhibikase Therapeutics Inc.	16,724	22
*,1	TNF Pharmaceuticals Inc.	13,689	22
*,1	Titan Pharmaceuticals Inc.	4,103	22
*	Nexalin Technology Inc.	31,780	21
*	HCW Biologics Inc.	37,677	20
*,1	Protagenic Therapeutics Inc.	31,996	20
*,1	Venus Concept Inc.	32,438	20
*,1	NKGen Biotech Inc.	53,804	20
*,1	Innovative Eyewear Inc.	2,362	20
*	Coeptis Therapeutics Holdings Inc.	100,759	18
*	NanoVibronix Inc.	30,194	18
*,1	Silo Pharma Inc.	16,334	18
*,1	BioVie Inc.	14,764	18
*	Mustang Bio Inc.	73,419	17
*,1	Lipella Pharmaceuticals Inc.	34,520	16
*,1	Palisade Bio Inc.	4,536	16
*,1,2	Aceragen Inc.	39,478	15
*,1	Syra Health Corp. Class A	34,247	15
*,1	Soligenix Inc.	3,180	13
*,1	Alzamend Neuro Inc.	7,854	13
*	Tenon Medical Inc.	2,982	13
*	Tivic Health Systems Inc.	47,981	12
*	Bio-Path Holdings Inc.	13,502	12
*,1	Evoke Pharma Inc.	2,487	12
*	Multiplan Corp.	1,525	12
*,1	Sonnet BioTherapeutics Holdings Inc.	1,841	12
*,1	Petros Pharmaceuticals Inc.	31,811	11
*,1	Biofrontera Inc.	8,611	11
*	Theriva Biologics Inc.	7,780	11
*,1	Trevena Inc.	2,894	11
*,1	Lixte Biotechnology Holdings Inc.	5,209	10
*,1	Aethlon Medical Inc.	21,224	10
*	Kiora Pharmaceuticals Inc.	2,729	10
*,1	Phio Pharmaceuticals Corp.	2,707	10
*,1	Onconetix Inc.	1,837	10
*,1	Enveric Biosciences Inc.	18,198	9
*	Adial Pharmaceuticals Inc.	9,359	9
*,1	Heart Test Laboratories Inc.	1,916	9
*	SCWorx Corp.	6,922	8
*	Tenax Therapeutics Inc.	2,326	8
*	Synaptogenix Inc.	2,740	8
*,1	iSpecimen Inc.	1,800	8
*,2	NeuBase Therapeutics Inc.	18,981	7
*	Helius Medical Technologies Inc. Class A	12,598	7
*	MSP Recovery Inc.	43,697	7
*,1	cbdMD Inc.	13,042	6
*	Imac Holdings Inc.	5,133	6
*	Cyclacel Pharmaceuticals Inc.	5,796	6
*,1	Windtree Therapeutics Inc.	2,314	6
*,1	Applied DNA Sciences Inc.	8,677	6
*	Genprex Inc.	14,975	5
*,1	Virpax Pharmaceuticals Inc.	6,629	5
*	ReShape Lifesciences Inc.	860	5
*,1	Qualigen Therapeutics Inc.	22,827	4
*,1	Ensysce Biosciences Inc.	18,175	4
*,1	Healthcare Triangle Inc.	8,801	4
*,1	Estrella Immunopharma Inc.	3,716	4
*,1	180 Life Sciences Corp.	2,521	4
*,1	Oragenics Inc.	8,866	3
*	LogicMark Inc.	18,939	3
*,1	Vaccinex Inc.	900	3
*,1	Salarius Pharmaceuticals Inc.	1,820	3
*	Cingulate Inc.	530	3

		Shares	Market Value ($000)
*,1	Inspire Veterinary Partners Inc. Class A	10,823	3
*	Ontrak Inc.	1,355	3
*,1	Kintara Therapeutics Inc.	12,455	2
*	Entero Therapeutics Inc.	4,535	2
*	Avenue Therapeutics Inc.	618	2
*,1	Nuwellis Inc.	1,426	2
*	Calidi Biotherapeutics Inc.	1,494	2
*,1	Seelos Therapeutics Inc.	437	2
*,1	Aditxt Inc.	4,566	1
*,1	Ainos Inc.	1,966	1
*	Autonomix Medical Inc.	1,640	1
*,1	Tonix Pharmaceuticals Holding Corp.	7,300	1
*,1	SiNtx Technologies Inc.	218	1
*	Cadrenal Therapeutics Inc.	60	1
*,1	60 Degrees Pharmaceuticals Inc.	588	1
*	Sonoma Pharmaceuticals Inc.	190	1
*,1,2	Aravive Inc.	149,018	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2,3	MYOS Corp.	20,700	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	Revelation Biosciences Inc.	201	—
*	Aptevo Therapeutics Inc.	2,084	—
*	CNS Pharmaceuticals Inc.	1,168	—
*	Tharimmune Inc.	29	—
*,1	ZyVersa Therapeutics Inc.	50	—
*	NovaBay Pharmaceuticals Inc.	392	—
*	GRI Bio Inc.	203	—
*	ENDRA Life Sciences Inc.	797	—
			13,235,799
Industrials (18.0%)
	Ferguson Enterprises Inc.	2,999,686	595,648
	Vertiv Holdings Co. Class A	5,603,366	557,479
	Booz Allen Hamilton Holding Corp.	1,927,337	313,693
	Carlisle Cos. Inc.	687,399	309,158
	TransUnion	2,895,579	303,167
	EMCOR Group Inc.	695,545	299,453
	Lennox International Inc.	477,274	288,412
	Watsco Inc.	513,655	252,657
	SS&C Technologies Holdings Inc.	3,166,077	234,955
	Owens Corning	1,297,087	228,962
	RB Global Inc.	2,750,466	221,385
	Graco Inc.	2,507,801	219,458
	Comfort Systems USA Inc.	531,245	207,371
	AECOM	1,991,975	205,711
	FTAI Aviation Ltd.	1,529,624	203,287
	HEICO Corp.	754,195	197,207
	Tetra Tech Inc.	3,993,309	188,324
	Curtiss-Wright Corp.	570,871	187,640
*	XPO Inc.	1,736,934	186,738
	HEICO Corp. Class A	907,032	184,817
*	Clean Harbors Inc.	756,823	182,932
	ITT Inc.	1,217,580	182,040
	nVent Electric plc	2,486,031	174,669
*	Saia Inc.	397,536	173,827
*	CACI International Inc. Class A	332,137	167,583
	Fortune Brands Innovations Inc.	1,851,089	165,728
	Regal Rexnord Corp.	996,226	165,254
	Advanced Drainage Systems Inc.	1,051,381	165,235
	Lincoln Electric Holdings Inc.	846,133	162,474
	Woodward Inc.	893,503	153,245
	BWX Technologies Inc.	1,364,577	148,330
	CNH Industrial NV	13,111,313	145,536
	Toro Co.	1,552,358	134,636
	Donaldson Co. Inc.	1,790,765	131,979
	Knight-Swift Transportation Holdings Inc. Class A	2,425,853	130,875
*	RBC Bearings Inc.	434,818	130,176
	KBR Inc.	1,989,797	129,595
	Applied Industrial Technologies Inc.	573,747	128,020

		Shares	Market Value ($000)
	Acuity Brands Inc.	459,635	126,579
*	Core & Main Inc. Class A	2,842,914	126,225
	Mueller Industries Inc.	1,697,379	125,776
	Allison Transmission Holdings Inc.	1,297,632	124,664
*	Fluor Corp.	2,550,391	121,679
	Simpson Manufacturing Co. Inc.	631,698	120,825
*	FTI Consulting Inc.	529,201	120,425
	UFP Industries Inc.	911,132	119,550
*	API Group Corp.	3,595,185	118,713
	Crane Co.	728,368	115,286
*	MasTec Inc.	918,458	113,062
	WESCO International Inc.	667,595	112,143
*	Middleby Corp.	804,060	111,869
*	SPX Technologies Inc.	693,693	110,616
	AAON Inc.	1,007,790	108,680
*	American Airlines Group Inc.	9,650,825	108,475
*	Trex Co. Inc.	1,627,153	108,336
*	Paylocity Holding Corp.	650,549	107,321
	U-Haul Holding Co. (XNYS)	1,487,646	107,111
	Science Applications International Corp.	767,246	106,854
*	WillScot Holdings Corp.	2,812,804	105,761
*	Kirby Corp.	863,603	105,731
	Robert Half Inc.	1,523,126	102,674
*	SiteOne Landscape Supply Inc.	677,366	102,221
	Flowserve Corp.	1,964,293	101,534
*	AZEK Co. Inc. Class A	2,169,033	101,511
	MSA Safety Inc.	571,629	101,373
	Landstar System Inc.	528,382	99,796
	Oshkosh Corp.	969,324	97,136
	Genpact Ltd.	2,440,410	95,688
	Ryder System Inc.	645,948	94,179
*	GXO Logistics Inc.	1,789,161	93,162
*	ExlService Holdings Inc.	2,414,870	92,127
*	Casella Waste Systems Inc. Class A	921,579	91,688
	CSW Industrials Inc.	249,740	91,502
	AGCO Corp.	927,829	90,797
	Esab Corp.	851,032	90,473
	Exponent Inc.	760,745	87,699
	Moog Inc. Class A	432,431	87,360
	Valmont Industries Inc.	300,286	87,068
	Armstrong World Industries Inc.	654,980	86,084
*	Dycom Industries Inc.	435,757	85,888
	Federal Signal Corp.	917,047	85,707
*	Alaska Air Group Inc.	1,886,280	85,279
	Watts Water Technologies Inc. Class A	409,711	84,888
*	AeroVironment Inc.	420,055	84,221
*	Stericycle Inc.	1,378,645	84,097
	Maximus Inc.	894,057	83,290
	MDU Resources Group Inc.	3,033,926	83,160
	Boise Cascade Co.	584,498	82,403
	Sensata Technologies Holding plc	2,264,082	81,190
	Timken Co.	953,428	80,364
*	NEXTracker Inc. Class A	2,140,317	80,219
*	Beacon Roofing Supply Inc.	925,466	79,988
*	Chart Industries Inc.	628,870	78,068
	Zurn Elkay Water Solutions Corp.	2,150,670	77,295
	Brink's Co.	657,629	76,048
	Hexcel Corp.	1,224,770	75,728
	Matson Inc.	503,571	71,819
	GATX Corp.	534,332	70,772
	Air Lease Corp. Class A	1,540,238	69,757
*	Parsons Corp.	665,536	69,003
*	Lyft Inc. Class A	5,409,150	68,967
	Arcosa Inc.	726,910	68,882
*	Verra Mobility Corp. Class A	2,471,954	68,745
	Herc Holdings Inc.	424,352	67,654
*	Sterling Infrastructure Inc.	460,543	66,788
	Franklin Electric Co. Inc.	589,414	61,782
	EnerSys	604,746	61,714
*	Sunrun Inc.	3,355,731	60,604

		Shares	Market Value ($000)
	Korn Ferry	793,635	59,713
	Kadant Inc.	175,006	59,152
	MSC Industrial Direct Co. Inc. Class A	673,169	57,933
*	RXO Inc.	2,051,966	57,455
*	Spirit AeroSystems Holdings Inc. Class A	1,748,354	56,839
*	Gates Industrial Corp. plc	3,168,245	55,603
*	GMS Inc.	592,145	53,631
*	Kratos Defense & Security Solutions Inc.	2,286,036	53,265
	Terex Corp.	1,001,883	53,010
	ManpowerGroup Inc.	712,859	52,409
	Dun & Bradstreet Holdings Inc.	4,476,805	51,528
	Granite Construction Inc.	649,637	51,503
	Mueller Water Products Inc. Class A	2,352,761	51,055
	Enpro Inc.	314,585	51,019
*	SkyWest Inc.	598,653	50,897
*	CBIZ Inc.	754,786	50,790
	Brady Corp. Class A	661,872	50,719
*	Rocket Lab USA Inc.	5,171,482	50,319
	ABM Industries Inc.	940,061	49,598
	ESCO Technologies Inc.	382,233	49,300
*	Alight Inc. Class A	6,617,482	48,969
*	Clarivate plc	6,760,514	48,000
	Insperity Inc.	533,559	46,953
	Atmus Filtration Technologies Inc.	1,248,600	46,860
	Primoris Services Corp.	805,569	46,787
*	ACV Auctions Inc. Class A	2,289,421	46,544
	John Bean Technologies Corp.	472,471	46,543
	Rush Enterprises Inc. Class A	876,550	46,308
*	Construction Partners Inc. Class A	661,818	46,195
	Atkore Inc.	536,612	45,472
	UniFirst Corp.	226,096	44,914
	TriNet Group Inc.	459,461	44,554
*	Resideo Technologies Inc.	2,197,078	44,249
	ICF International Inc.	264,090	44,048
	UL Solutions Inc. Class A	880,350	43,401
	Trinity Industries Inc.	1,229,742	42,844
	Albany International Corp. Class A	468,172	41,597
	Hub Group Inc. Class A	914,327	41,556
	Griffon Corp.	576,199	40,334
	McGrath RentCorp	370,085	38,963
	ArcBest Corp.	355,750	38,581
	HNI Corp.	703,097	37,855
	AZZ Inc.	454,394	37,537
*	Masterbrand Inc.	1,930,486	35,791
	Concentrix Corp.	697,811	35,763
	Werner Enterprises Inc.	925,169	35,702
	Enerpac Tool Group Corp. Class A	829,658	34,754
	Standex International Corp.	180,261	32,948
*	AAR Corp.	502,326	32,832
*,1	Joby Aviation Inc.	6,511,170	32,751
*	Gibraltar Industries Inc.	458,697	32,077
*	Leonardo DRS Inc.	1,120,020	31,607
*,1	Bloom Energy Corp. Class A	2,990,710	31,582
	Powell Industries Inc.	141,021	31,305
*	Hillman Solutions Corp.	2,961,671	31,275
	Kennametal Inc.	1,174,620	30,458
*	Hayward Holdings Inc.	1,976,704	30,323
	Hillenbrand Inc.	1,075,308	29,894
*	JetBlue Airways Corp.	4,540,346	29,785
*	Mercury Systems Inc.	760,169	28,126
	Alamo Group Inc.	154,725	27,871
*,1	Plug Power Inc.	12,325,288	27,855
	Barnes Group Inc.	684,408	27,657
*	Huron Consulting Group Inc.	248,430	27,004
*	OPENLANE Inc.	1,589,804	26,836
	Tennant Co.	279,242	26,818
*	GEO Group Inc.	2,064,944	26,535
	MillerKnoll Inc.	1,043,311	25,832
	Vestis Corp.	1,729,594	25,771
*	IES Holdings Inc.	127,008	25,353

		Shares	Market Value ($000)
*	MYR Group Inc.	245,779	25,126
	Helios Technologies Inc.	492,832	23,508
	Apogee Enterprises Inc.	335,565	23,495
	Greenbrier Cos. Inc.	454,553	23,132
*	Blue Bird Corp.	471,127	22,595
	H&E Equipment Services Inc.	463,969	22,586
	Avis Budget Group Inc.	255,511	22,380
*	American Woodmark Corp.	238,023	22,243
	Tecnoglass Inc.	315,773	21,681
*	CoreCivic Inc.	1,675,414	21,194
*	Janus International Group Inc.	2,093,583	21,166
	REV Group Inc.	751,446	21,086
*,1	Fluence Energy Inc.	921,651	20,931
*,1	Enovix Corp.	2,208,778	20,630
	Lindsay Corp.	163,240	20,346
	VSE Corp.	245,788	20,334
*	DNOW Inc.	1,566,755	20,258
	CSG Systems International Inc.	415,251	20,202
*	JELD-WEN Holding Inc.	1,258,350	19,895
	Argan Inc.	195,499	19,829
*	Upwork Inc.	1,846,616	19,297
*	Cimpress plc	233,181	19,102
	Quanex Building Products Corp.	687,541	19,079
*	NV5 Global Inc.	199,825	18,680
*	Ameresco Inc. Class A	489,743	18,581
	CRA International Inc.	105,832	18,554
	Steelcase Inc. Class A	1,368,348	18,459
*	Tutor Perini Corp.	669,584	18,186
	Pitney Bowes Inc.	2,391,669	17,053
*	Transcat Inc.	140,634	16,984
*	MRC Global Inc.	1,319,259	16,807
	Schneider National Inc. Class B	583,984	16,667
	Kforce Inc.	264,271	16,239
*	Paycor HCM Inc.	1,143,399	16,225
	Interface Inc. Class A	851,617	16,155
	Marten Transport Ltd.	901,055	15,949
*	First Advantage Corp.	802,311	15,926
*	Energy Recovery Inc.	891,183	15,498
*	Triumph Group Inc.	1,194,803	15,401
	Columbus McKinnon Corp.	425,118	15,304
	Barrett Business Services Inc.	406,605	15,252
*	Thermon Group Holdings Inc.	510,171	15,224
*	Vicor Corp.	358,522	15,094
*,1	NuScale Power Corp. Class A	1,281,240	14,837
	FTAI Infrastructure Inc.	1,582,715	14,814
*	Array Technologies Inc.	2,197,214	14,502
*	BrightView Holdings Inc.	881,301	13,872
*	Shoals Technologies Group Inc. Class A	2,443,494	13,708
*,1	Loar Holdings Inc.	180,615	13,472
*	Driven Brands Holdings Inc.	940,098	13,415
*	American Superconductor Corp.	567,844	13,401
	Cadre Holdings Inc.	349,831	13,276
*	Ducommun Inc.	201,452	13,262
	Deluxe Corp.	672,302	13,103
*	BlueLinx Holdings Inc.	123,951	13,067
*	Enviri Corp.	1,261,381	13,043
*,1	Symbotic Inc. Class A	532,354	12,984
*	Montrose Environmental Group Inc.	489,185	12,866
	Genco Shipping & Trading Ltd.	659,654	12,863
	Heidrick & Struggles International Inc.	327,595	12,730
*	Air Transport Services Group Inc.	776,555	12,572
	Gorman-Rupp Co.	322,005	12,542
	Allegiant Travel Co.	225,124	12,395
	Wabash National Corp.	632,836	12,144
*	U-Haul Holding Co.	154,810	11,995
*	Xometry Inc. Class A	652,342	11,984
*	Limbach Holdings Inc.	157,803	11,955
*	Viad Corp.	331,749	11,887
*	CECO Environmental Corp.	420,932	11,870
*	Healthcare Services Group Inc.	1,050,916	11,739

		Shares	Market Value ($000)
	Astec Industries Inc.	365,050	11,660
	Matthews International Corp. Class A	492,144	11,418
*	Proto Labs Inc.	384,842	11,303
	Miller Industries Inc.	183,283	11,180
*	DXP Enterprises Inc.	206,874	11,039
*	Great Lakes Dredge & Dock Corp.	1,037,504	10,925
	Kelly Services Inc. Class A	507,887	10,874
	Hyster-Yale Inc.	170,361	10,864
*	Legalzoom.com Inc.	1,648,056	10,465
[1]	Forward Air Corp.	295,468	10,460
*	V2X Inc.	186,551	10,421
	Douglas Dynamics Inc.	367,498	10,136
*,1	Archer Aviation Inc. Class A	3,327,931	10,084
*,1	Eos Energy Enterprises Inc.	3,276,972	9,733
	Insteel Industries Inc.	306,833	9,539
*	Conduent Inc.	2,333,444	9,404
	Rush Enterprises Inc. Class B	189,241	9,074
*	Astronics Corp.	464,225	9,043
	Ennis Inc.	371,794	9,042
	ACCO Brands Corp.	1,514,787	8,286
*	Liquidity Services Inc.	362,927	8,275
*,1	ChargePoint Holdings Inc.	5,889,297	8,068
*	Willdan Group Inc.	195,710	8,014
*	Sterling Check Corp.	463,718	7,753
*	Franklin Covey Co.	186,295	7,662
	Heartland Express Inc.	612,888	7,526
	Global Industrial Co.	214,120	7,274
	LSI Industries Inc.	449,886	7,266
*	Planet Labs PBC	3,249,198	7,246
*	Northwest Pipe Co.	155,333	7,010
*	Sun Country Airlines Holdings Inc.	623,190	6,986
	Aris Water Solutions Inc. Class A	401,395	6,772
*	Titan International Inc.	832,365	6,767
*,1	Intuitive Machines Inc.	826,929	6,657
*,1	Innodata Inc.	395,114	6,626
*,1	Hertz Global Holdings Inc.	1,961,463	6,473
	Covenant Logistics Group Inc. Class A	120,971	6,392
	Shyft Group Inc.	506,613	6,358
*,1	Frontier Group Holdings Inc.	1,158,636	6,199
*	3D Systems Corp.	2,121,485	6,025
*	Manitowoc Co. Inc.	587,753	5,654
	Luxfer Holdings plc	436,412	5,652
*	Hudson Technologies Inc.	674,147	5,622
*	Distribution Solutions Group Inc.	144,549	5,567
*	Bowman Consulting Group Ltd.	223,231	5,375
	Preformed Line Products Co.	41,583	5,326
	Resources Connection Inc.	543,009	5,267
	National Presto Industries Inc.	68,765	5,167
	Willis Lease Finance Corp.	33,527	4,989
*	Hyliion Holdings Corp.	1,895,909	4,702
	Allient Inc.	243,888	4,631
*	Graham Corp.	155,514	4,602
*	Byrna Technologies Inc.	271,180	4,602
*	Titan Machinery Inc.	326,040	4,542
	Universal Logistics Holdings Inc.	103,274	4,452
*	TrueBlue Inc.	563,934	4,449
*	Matrix Service Co.	383,983	4,427
[1]	Spirit Airlines Inc.	1,741,626	4,180
*	GrafTech International Ltd.	3,070,854	4,054
	Park Aerospace Corp.	299,900	3,908
	Park-Ohio Holdings Corp.	124,171	3,812
*	Forrester Research Inc.	211,525	3,810
*	TaskUS Inc. Class A	289,704	3,743
	Pangaea Logistics Solutions Ltd.	512,373	3,704
*	Mayville Engineering Co. Inc.	159,698	3,366
*	Custom Truck One Source Inc.	974,584	3,362
*	Mistras Group Inc.	294,816	3,352
*,1	Wheels Up Experience Inc.	1,381,563	3,343
*	Radiant Logistics Inc.	498,130	3,203
*	Proficient Auto Logistics Inc.	222,960	3,162

		Shares	Market Value ($000)
*	Gencor Industries Inc.	147,979	3,087
*	L B Foster Co. Class A	148,614	3,036
*,1	Centuri Holdings Inc.	186,840	3,017
*,1	Nikola Corp.	654,063	2,996
*,1	Eve Holding Inc.	917,584	2,973
*,1	Spire Global Inc.	294,797	2,945
*	Asure Software Inc.	324,928	2,941
*,1	TPI Composites Inc.	642,990	2,926
*	Net Power Inc.	414,590	2,906
	Eastern Co.	88,712	2,879
*,1	Virgin Galactic Holdings Inc.	454,813	2,774
*,1	FuelCell Energy Inc.	7,041,316	2,676
*	Orion Group Holdings Inc.	457,435	2,639
	Alta Equipment Group Inc.	371,262	2,502
*,1	Blink Charging Co.	1,423,370	2,448
*	AerSale Corp.	475,741	2,402
*	NN Inc.	613,095	2,391
*,1	LanzaTech Global Inc.	1,218,417	2,327
*	Blade Air Mobility Inc.	786,836	2,313
*	Perma-Fix Environmental Services Inc.	184,484	2,264
	Omega Flex Inc.	43,887	2,191
	Quad/Graphics Inc.	463,634	2,105
	Virco Manufacturing Corp.	150,864	2,083
	Karat Packaging Inc.	78,371	2,029
*	FreightCar America Inc.	184,666	1,993
	Twin Disc Inc.	158,583	1,981
*,1	Redwire Corp.	287,325	1,974
*	Taylor Devices Inc.	39,276	1,961
*	Concrete Pumping Holdings Inc.	336,641	1,949
*	RCM Technologies Inc.	91,076	1,847
*	Babcock & Wilcox Enterprises Inc.	890,338	1,816
	ARC Document Solutions Inc.	533,343	1,803
	Acme United Corp.	42,843	1,784
	Hurco Cos. Inc.	84,039	1,771
*,1	Sky Harbour Group Corp. Class A	159,916	1,765
*	PAM Transportation Services Inc.	93,486	1,729
	TTEC Holdings Inc.	294,053	1,726
*,1	Desktop Metal Inc. Class A	357,142	1,668
*	Quest Resource Holding Corp.	205,544	1,640
*	DLH Holdings Corp.	167,461	1,567
	EVI Industries Inc.	79,315	1,533
*,1	Mobile Infrastructure Corp. Class A	443,056	1,453
*,1	SES AI Corp.	2,203,107	1,410
*	Commercial Vehicle Group Inc.	429,381	1,395
*,1	Montana Technologies Corp.	235,395	1,365
*	Ultralife Corp.	148,995	1,347
*	FiscalNote Holdings Inc.	1,039,674	1,331
*,1	Falcon's Beyond Global Inc. Class A	132,835	1,316
*	Perma-Pipe International Holdings Inc.	97,176	1,261
	BGSF Inc.	146,036	1,230
*,1	NeoVolta Inc.	383,083	1,184
*	Manitex International Inc.	199,735	1,125
*	Alpha Pro Tech Ltd.	194,654	1,110
*	374Water Inc.	807,554	1,098
*,1	Stardust Power Inc.	129,088	1,051
*,1	Energy Vault Holdings Inc.	1,091,814	1,048
*	VirTra Inc.	163,694	1,018
	NL Industries Inc.	134,129	997
*,1	Complete Solaria Inc.	354,350	996
*	Innovative Solutions & Support Inc.	145,471	948
	HireQuest Inc.	64,589	915
*	Skillsoft Corp.	57,505	891
*,1	Beam Global	178,909	878
*,1	Microvast Holdings Inc.	3,395,294	847
*	Team Inc.	52,557	801
*,1	Stem Inc.	2,220,967	773
*	Markforged Holding Corp.	148,902	710
*	BlackSky Technology Inc. Class A	140,120	664
*	Mastech Digital Inc.	64,171	642
*	Ideal Power Inc.	78,055	640

		Shares	Market Value ($000)
*	Broadwind Inc.	275,644	626
*,1	Terran Orbital Corp.	2,467,569	620
*	Mesa Air Group Inc.	474,206	574
*	FTC Solar Inc.	818,583	557
*,1	SKYX Platforms Corp.	644,799	547
*,1	Laser Photonics Corp.	32,357	528
*	CPI Aerostructures Inc.	152,363	524
*	Southland Holdings Inc.	141,533	524
	Espey Manufacturing & Electronics Corp.	16,768	505
*	Hudson Global Inc.	30,771	493
*	Flux Power Holdings Inc.	160,450	488
*	GEE Group Inc.	1,612,349	420
*	ClearSign Technologies Corp.	478,114	406
*	Hydrofarm Holdings Group Inc.	577,654	398
*	Pioneer Power Solutions Inc.	84,350	396
*,1	ESS Tech Inc.	62,732	396
*	TechPrecision Corp.	125,690	395
*	Orion Energy Systems Inc.	453,956	389
	CompX International Inc.	12,641	369
*,1	Bridger Aerospace Group Holdings Inc.	165,432	367
*	Fuel Tech Inc.	347,857	365
*	Palladyne AI Corp.	199,748	358
*	INNOVATE Corp.	89,139	330
*	Air T Inc.	19,387	313
*	Westwater Resources Inc.	592,292	306
*,1	Air Industries Group	53,709	300
*,1	Tigo Energy Inc.	176,330	300
*	Steel Connect Inc.	27,786	293
*,1	Amprius Technologies Inc.	255,988	284
*	SIFCO Industries Inc.	59,551	277
*,1	Jewett-Cameron Trading Co. Ltd.	53,321	266
*,1	KULR Technology Group Inc.	933,703	266
*,1	Xos Inc.	57,084	260
*	Where Food Comes From Inc.	21,339	230
	Chicago Rivet & Machine Co.	12,203	220
*,1	Exela Technologies Inc.	105,337	217
*,1	flyExclusive Inc.	69,023	206
*,1	Odyssey Marine Exploration Inc. Class B	247,703	205
*	Aqua Metals Inc.	1,039,347	194
*	Urban-Gro Inc.	111,102	153
*	Optex Systems Holdings Inc.	18,810	144
*,1	Volato Group Inc. Class A	355,929	140
*,1	Bitcoin Depot Inc.	87,067	138
*,1	Surf Air Mobility Inc.	98,105	131
*	Shimmick Corp.	50,737	125
*	Nephros Inc.	72,338	124
*,1	Ocean Power Technologies Inc.	753,871	117
*	Wilhelmina International Inc.	23,052	98
*,1	Knightscope Inc. Class A	12,278	90
*	iPower Inc.	48,974	89
*,1	LiqTech International Inc.	31,286	80
*,1	Dragonfly Energy Holdings Corp.	124,806	66
*,1	Solidion Technology Inc.	179,690	66
*,1	Hyzon Motors Inc. Class A	24,393	59
*	TOMI Environmental Solutions Inc.	66,377	53
*	Avalon Holdings Corp. Class A	15,500	40
*,1	Energous Corp.	68,443	40
*,1	Sidus Space Inc. Class A	14,109	40
*	Polar Power Inc.	80,105	38
*,1	Advent Technologies Holdings Inc.	16,874	36
*	Professional Diversity Network Inc.	75,021	33
*	DSS Inc.	21,730	28
*	Art's-Way Manufacturing Co. Inc.	10,164	19
*,1	FGI Industries Ltd.	24,551	19
*,1	Energy Focus Inc.	11,850	14
*	Gaucho Group Holdings Inc.	2,206	11
*,1	Momentus Inc. Class A	19,933	9
*	Safe & Green Holdings Corp.	9,778	9
*,1	Jet.AI Inc.	42,979	5
*,1	AgEagle Aerial Systems Inc.	57,726	5

		Shares	Market Value ($000)
*,1	Nauticus Robotics Inc.	3,478	5
*	Staffing 360 Solutions Inc.	3,099	4
*	Servotronics Inc.	154	2
*,1	Expion360 Inc.	39,179	2
*,1	Agrify Corp.	9,557	2
*,1	Nuvve Holding Corp.	445	2
*,1	SolarMax Technology Inc.	2,083	1
*,1	Singularity Future Technology Ltd.	618	1
*,1,2	FTE Networks Inc.	82,837	—
*,1	ShiftPixy Inc.	280	—
*	Hyperscale Data Inc.	676	—
*,1	Greenwave Technology Solutions Inc.	153	—
*,1	Pineapple Energy Inc.	3,529	—
			19,352,542
Information Technology (15.9%)
	Marvell Technology Inc.	12,918,766	931,701
*	Workday Inc. Class A	3,167,931	774,274
*	Snowflake Inc. Class A	4,997,171	573,975
*	Datadog Inc. Class A	4,644,569	534,404
*,1	MicroStrategy Inc. Class A	2,607,582	439,638
*	AppLovin Corp. Class A	3,191,675	416,673
*	HubSpot Inc.	766,743	407,601
*	Atlassian Corp. Class A	2,377,244	377,530
*	Cloudflare Inc. Class A	4,533,118	366,684
*	MongoDB Inc.	1,051,780	284,349
*	Zoom Video Communications Inc. Class A	3,932,903	274,281
*	Manhattan Associates Inc.	914,530	257,330
	Entegris Inc.	2,255,666	253,830
*	Zscaler Inc.	1,395,632	238,569
*	Dynatrace Inc.	4,421,329	236,408
*	Pure Storage Inc. Class A	4,614,144	231,815
*	Guidewire Software Inc.	1,235,558	226,033
*	Nutanix Inc. Class A	3,661,898	216,967
*	Coherent Corp.	2,286,772	203,317
*	Flex Ltd.	5,910,785	197,598
*	DocuSign Inc.	3,053,951	189,620
*	Okta Inc.	2,401,451	178,524
*	Twilio Inc. Class A	2,404,762	156,839
*	Onto Innovation Inc.	738,905	153,367
*	Samsara Inc. Class A	3,057,638	147,134
	Universal Display Corp.	658,231	138,163
	TD SYNNEX Corp.	1,129,831	135,670
*	Ciena Corp.	2,144,832	132,100
*	Fabrinet	539,875	127,648
	Bentley Systems Inc. Class B	2,302,657	116,998
*	Smartsheet Inc. Class A	2,070,250	114,609
*	Lattice Semiconductor Corp.	2,063,941	109,533
*	SPS Commerce Inc.	554,868	107,739
	MKS Instruments Inc.	973,649	105,845
*	Arrow Electronics Inc.	790,135	104,954
	Cognex Corp.	2,563,693	103,830
*	SentinelOne Inc. Class A	4,289,725	102,610
*	CommVault Systems Inc.	654,138	100,639
*	Cirrus Logic Inc.	797,584	99,068
	Littelfuse Inc.	372,290	98,750
*	Elastic NV	1,278,540	98,141
*,1	Unity Software Inc.	4,315,888	97,625
*	Procore Technologies Inc.	1,576,923	97,328
	Badger Meter Inc.	442,273	96,597
*	Novanta Inc.	538,142	96,284
*	Varonis Systems Inc.	1,682,087	95,038
*	Aspen Technology Inc.	397,902	95,027
*	MACOM Technology Solutions Holdings Inc.	845,991	94,125
*	Insight Enterprises Inc.	418,030	90,039
*	Dropbox Inc. Class A	3,536,207	89,926
*	Zeta Global Holdings Corp. Class A	3,013,319	89,887
*	Gitlab Inc. Class A	1,724,281	88,869
*	Aurora Innovation Inc. Class A	14,797,168	87,599
*	Altair Engineering Inc. Class A	880,354	84,083

		Shares	Market Value ($000)
*	UiPath Inc. Class A	6,564,670	84,028
*	Appfolio Inc. Class A	339,476	79,913
*	Kyndryl Holdings Inc.	3,470,500	79,752
*	ACI Worldwide Inc.	1,566,722	79,746
	Vontier Corp.	2,285,921	77,127
*	HashiCorp Inc. Class A	2,269,255	76,837
*	Confluent Inc. Class A	3,751,326	76,452
*	Impinj Inc.	341,719	73,989
*	Tenable Holdings Inc.	1,794,206	72,701
*	BILL Holdings Inc.	1,377,335	72,668
*	Q2 Holdings Inc.	903,990	72,111
	Belden Inc.	613,852	71,900
*	Itron Inc.	671,569	71,730
*,1	MARA Holdings Inc.	4,402,175	71,403
*	Box Inc. Class A	2,181,086	71,387
	Avnet Inc.	1,309,451	71,116
*	Qualys Inc.	552,043	70,915
	Dolby Laboratories Inc. Class A	891,361	68,216
*	Rambus Inc.	1,611,309	68,029
*	CCC Intelligent Solutions Holdings Inc.	6,092,353	67,320
*	Credo Technology Group Holding Ltd.	2,120,265	65,304
*	Lumentum Holdings Inc.	1,009,659	63,992
*	ASGN Inc.	672,146	62,664
*	Clearwater Analytics Holdings Inc. Class A	2,419,704	61,098
*	Workiva Inc. Class A	752,269	59,520
	Advanced Energy Industries Inc.	565,134	59,475
[1]	QXO Inc.	3,672,988	57,923
*	Silicon Laboratories Inc.	487,426	56,332
*	Plexus Corp.	411,436	56,247
*	Sanmina Corp.	821,204	56,211
*	DXC Technology Co.	2,702,320	56,073
	Power Integrations Inc.	850,333	54,523
*	Allegro MicroSystems Inc.	2,289,656	53,349
[1]	InterDigital Inc.	375,761	53,219
*	FormFactor Inc.	1,156,743	53,210
*	Axcelis Technologies Inc.	487,329	51,096
*	Semtech Corp.	1,116,623	50,985
*	Blackbaud Inc.	599,048	50,727
	Amkor Technology Inc.	1,644,578	50,324
	Pegasystems Inc.	670,188	48,984
*	SiTime Corp.	273,101	46,840
*	Envestnet Inc.	747,807	46,828
*	Core Scientific Inc.	3,870,374	45,903
*	Synaptics Inc.	586,163	45,475
*	Diodes Inc.	697,383	44,695
	Clear Secure Inc. Class A	1,347,293	44,649
*	Squarespace Inc. Class A	954,408	44,313
*	Teradata Corp.	1,435,325	43,548
	Progress Software Corp.	645,721	43,502
*	nCino Inc.	1,345,940	42,518
*	BlackLine Inc.	770,181	42,468
	Crane NXT Co.	730,101	40,959
*	Alarm.com Holdings Inc.	742,581	40,597
*,1	C3.ai Inc. Class A	1,632,011	39,544
*	ePlus Inc.	400,216	39,357
*	Perficient Inc.	517,057	39,027
*	RingCentral Inc. Class A	1,217,689	38,515
*	Klaviyo Inc. Class A	1,072,719	37,953
*	Rapid7 Inc.	949,252	37,866
*	DigitalOcean Holdings Inc.	932,648	37,670
	Kulicke & Soffa Industries Inc.	817,670	36,901
*	Agilysys Inc.	329,403	35,895
*	OSI Systems Inc.	235,813	35,803
*	DoubleVerify Holdings Inc.	2,095,606	35,290
*	Intapp Inc.	728,453	34,842
*	Cleanspark Inc.	3,715,698	34,705
*	Calix Inc.	882,098	34,217
*	Ambarella Inc.	584,336	32,959
*	Five9 Inc.	1,137,200	32,672
	Vishay Intertechnology Inc.	1,711,271	32,360

		Shares	Market Value ($000)
*	Mirion Technologies Inc. Class A	2,843,137	31,474
*	Freshworks Inc. Class A	2,716,205	31,182
*	IPG Photonics Corp.	411,855	30,609
*	Viavi Solutions Inc.	3,337,538	30,105
*,1	Riot Platforms Inc.	3,958,753	29,374
*	Vertex Inc. Class A	762,284	29,356
*	Extreme Networks Inc.	1,936,444	29,105
*	NCR Voyix Corp.	2,129,334	28,895
*	Veeco Instruments Inc.	866,796	28,717
*	Braze Inc. Class A	885,685	28,643
*	Rogers Corp.	249,586	28,206
*	TTM Technologies Inc.	1,529,387	27,911
*	PAR Technology Corp.	531,286	27,669
*	PagerDuty Inc.	1,473,953	27,342
*	Ultra Clean Holdings Inc.	676,807	27,025
*,1	Rubrik Inc. Class A	833,460	26,796
*	Alkami Technology Inc.	841,996	26,557
*	Harmonic Inc.	1,763,569	25,695
*,1	IonQ Inc.	2,906,588	25,404
*	Diebold Nixdorf Inc.	565,285	25,246
*	LiveRamp Holdings Inc.	1,016,494	25,189
*	Informatica Inc. Class A	965,660	24,412
*	Knowles Corp.	1,323,414	23,861
	Benchmark Electronics Inc.	535,415	23,730
*	Verint Systems Inc.	936,170	23,713
*	Photronics Inc.	949,241	23,503
*	NetScout Systems Inc.	1,051,017	22,860
*,1	SoundHound AI Inc. Class A	4,904,289	22,854
	CTS Corp.	465,717	22,531
*	Sprout Social Inc. Class A	767,298	22,305
	Napco Security Technologies Inc.	540,176	21,855
*	Terawulf Inc.	4,587,822	21,471
*	Appian Corp. Class A	623,441	21,284
*,1	Infinera Corp.	3,129,951	21,127
*	SolarEdge Technologies Inc.	869,530	19,921
*	CommScope Holding Co. Inc.	3,257,425	19,903
	Adeia Inc.	1,658,034	19,747
*	Matterport Inc.	4,180,832	18,814
*,1	Wolfspeed Inc.	1,917,025	18,595
*	Zuora Inc. Class A	2,150,343	18,536
*	Cohu Inc.	717,698	18,445
	Xerox Holdings Corp.	1,753,218	18,198
*	Arlo Technologies Inc.	1,497,393	18,133
*	AvePoint Inc.	1,494,073	17,585
*	SMART Global Holdings Inc.	799,521	16,750
*	MaxLinear Inc. Class A	1,153,772	16,707
*	ScanSource Inc.	344,660	16,554
*	Ichor Holdings Ltd.	513,042	16,320
*,1	Astera Labs Inc.	309,562	16,218
*	Jamf Holding Corp.	931,922	16,169
	A10 Networks Inc.	1,115,541	16,108
*	PDF Solutions Inc.	488,654	15,481
*	Digi International Inc.	559,889	15,414
*	Viasat Inc.	1,279,575	15,278
*	Asana Inc. Class A	1,297,918	15,043
	Bel Fuse Inc. Class B	191,383	15,025
*	ACM Research Inc. Class A	737,081	14,963
*,1	Hut 8 Corp.	1,200,861	14,723
*	Sprinklr Inc. Class A	1,886,192	14,580
*	N-able Inc.	1,112,384	14,528
*	Fastly Inc. Class A	1,901,396	14,394
	Ubiquiti Inc.	63,476	14,074
*	E2open Parent Holdings Inc.	3,161,206	13,941
	PC Connection Inc.	183,434	13,836
*	Alpha & Omega Semiconductor Ltd.	363,897	13,508
*	Onestream Inc. Class A	395,657	13,413
*,1	Applied Digital Corp.	1,567,183	12,929
*	PROS Holdings Inc.	680,833	12,609
*	Grid Dynamics Holdings Inc.	875,611	12,259
*,1	Cipher Mining Inc.	3,151,640	12,197

		Shares	Market Value ($000)
*	Yext Inc.	1,669,582	11,553
*	Blend Labs Inc. Class A	2,951,869	11,069
	SolarWinds Corp.	818,484	10,681
*	Amplitude Inc. Class A	1,173,862	10,530
	Hackett Group Inc.	395,382	10,387
*	Couchbase Inc.	598,390	9,646
*	OneSpan Inc.	543,906	9,067
*	CEVA Inc.	372,799	9,003
*	Olo Inc. Class A	1,754,547	8,703
*	indie Semiconductor Inc. Class A	2,165,838	8,642
*	NETGEAR Inc.	417,798	8,381
*	nLight Inc.	783,751	8,378
*	Daktronics Inc.	624,366	8,061
*,1	Applied Optoelectronics Inc.	548,667	7,851
*	Weave Communications Inc.	605,650	7,752
*	Daily Journal Corp.	15,436	7,565
*	SEMrush Holdings Inc. Class A	476,693	7,489
*	Instructure Holdings Inc.	311,336	7,332
*	Powerfleet Inc.	1,460,766	7,304
	Methode Electronics Inc.	591,301	7,072
*	ADTRAN Holdings Inc.	1,185,124	7,028
*	Meridianlink Inc.	334,741	6,886
*	Clearfield Inc.	174,340	6,792
*	Thoughtworks Holding Inc.	1,526,789	6,748
*	Xperi Inc.	726,217	6,710
*,1	Evolv Technologies Holdings Inc.	1,619,784	6,560
*,1	NextNav Inc.	871,915	6,531
*	Consensus Cloud Solutions Inc.	276,968	6,523
*	Mitek Systems Inc.	751,400	6,515
*	Unisys Corp.	1,122,279	6,375
*	Digimarc Corp.	236,515	6,358
*	Kimball Electronics Inc.	339,536	6,285
	NVE Corp.	78,674	6,284
*	BigCommerce Holdings Inc.	1,068,466	6,251
	Climb Global Solutions Inc.	62,423	6,214
*	FARO Technologies Inc.	320,333	6,131
	American Software Inc. Class A	547,844	6,130
*	Enfusion Inc. Class A	590,197	5,601
*,1	Aehr Test Systems	418,059	5,372
*,1	Lightwave Logic Inc.	1,911,852	5,277
*	Vishay Precision Group Inc.	202,331	5,240
*	SmartRent Inc. Class A	2,967,896	5,134
*	Eastman Kodak Co.	1,061,402	5,010
*	Red Violet Inc.	174,860	4,975
*	Navitas Semiconductor Corp. Class A	2,001,286	4,903
*	Corsair Gaming Inc.	702,001	4,886
[1]	CompoSecure Inc. Class A	327,777	4,595
*	Iteris Inc.	640,487	4,573
*	Digital Turbine Inc.	1,420,466	4,361
	Immersion Corp.	470,383	4,196
*	Ribbon Communications Inc.	1,274,293	4,141
*	Aviat Networks Inc.	191,231	4,136
*	ON24 Inc.	662,626	4,055
*	8x8 Inc.	1,979,127	4,037
*	Turtle Beach Corp.	260,978	4,003
*	Ooma Inc.	343,937	3,917
*	Dave Inc.	94,377	3,771
*	Domo Inc. Class B	482,417	3,623
*	Ouster Inc.	571,106	3,598
[1]	ReposiTrak Inc.	191,260	3,533
*	Backblaze Inc. Class A	532,084	3,400
*,1	MicroVision Inc.	2,833,940	3,231
*	EverCommerce Inc.	302,185	3,131
*,1	Tucows Inc. Class A	144,551	3,020
*	SkyWater Technology Inc.	318,084	2,888
*	Telos Corp.	755,369	2,712
*,1	D-Wave Quantum Inc.	2,673,819	2,628
*,1	BigBear.ai Holdings Inc.	1,788,896	2,612
*	Viant Technology Inc. Class A	230,647	2,553
*	Rackspace Technology Inc.	1,016,667	2,491

		Shares	Market Value ($000)
*	Arteris Inc.	306,627	2,367
*	CS Disco Inc.	399,811	2,351
*,1	AudioEye Inc.	102,550	2,343
*,1	Inseego Corp.	137,941	2,253
*	Comtech Telecommunications Corp.	435,297	2,094
*	Genasys Inc.	583,155	2,076
	Richardson Electronics Ltd.	161,606	1,994
*	Synchronoss Technologies Inc.	133,473	1,987
*	Cerence Inc.	613,907	1,934
*	Porch Group Inc.	1,215,601	1,866
*	Lantronix Inc.	444,995	1,833
*,1	Veritone Inc.	496,928	1,784
*	CPI Card Group Inc.	63,608	1,770
*,1	GCT Semiconductor Holding Inc.	490,160	1,642
*,1	QuickLogic Corp.	209,178	1,604
	Information Services Group Inc.	476,239	1,572
*	SoundThinking Inc.	135,097	1,566
*	eGain Corp.	306,912	1,565
*	Everspin Technologies Inc.	250,166	1,476
*	AXT Inc.	598,651	1,449
*	LivePerson Inc.	1,122,286	1,437
	CSP Inc.	110,249	1,432
*	Silvaco Group Inc.	99,180	1,418
*	Rimini Street Inc.	760,275	1,406
*	SecureWorks Corp. Class A	155,824	1,379
*	Rekor Systems Inc.	1,156,236	1,364
*,1	Red Cat Holdings Inc.	535,377	1,360
*	Intevac Inc.	393,579	1,338
*	M-Tron Industries Inc.	31,573	1,316
*	Brightcove Inc.	594,426	1,284
*	Aeva Technologies Inc.	385,759	1,269
*,1	Neonode Inc.	139,362	1,268
*	Kaltura Inc.	924,082	1,257
*	inTEST Corp.	170,452	1,244
*	Expensify Inc. Class A	634,087	1,243
*	CoreCard Corp.	84,857	1,232
*,1	Rigetti Computing Inc.	1,557,582	1,220
*	AstroNova Inc.	87,800	1,182
*	908 Devices Inc.	340,623	1,182
*,1	Luna Innovations Inc.	501,912	1,179
*	Airgain Inc.	152,243	1,148
*	Identiv Inc.	325,076	1,147
	Frequency Electronics Inc.	93,838	1,134
*	Kopin Corp.	1,550,345	1,132
*	KVH Industries Inc.	220,329	1,064
*	Upland Software Inc.	413,665	1,030
*	Amtech Systems Inc.	175,185	1,016
*,1	Vuzix Corp.	857,111	1,003
*,1	Atomera Inc.	369,491	972
*	WM Technology Inc.	1,114,578	970
*	Research Frontiers Inc.	411,436	901
*	Key Tronic Corp.	156,477	895
*	Research Solutions Inc.	315,892	862
*,1	iLearningEngines Holdings Inc.	496,961	830
*,1	GSI Technology Inc.	241,894	738
*	Crexendo Inc.	151,964	705
*	Stronghold Digital Mining Inc. Class A	134,062	677
*	Franklin Wireless Corp.	146,912	673
*,1	Wrap Technologies Inc.	405,134	608
*	TransAct Technologies Inc.	123,342	599
*	LightPath Technologies Inc. Class A	424,658	582
*	Sono-Tek Corp.	138,125	557
*	Coda Octopus Group Inc.	75,655	548
*	NetSol Technologies Inc.	188,484	537
*	Intellicheck Inc.	243,594	529
*	Pixelworks Inc.	738,058	524
*,1	Phunware Inc.	150,545	515
*,1	Quantum Computing Inc.	695,632	454
*	Issuer Direct Corp.	36,699	439
*	One Stop Systems Inc.	183,201	438

		Shares	Market Value ($000)
*	RF Industries Ltd.	105,170	429
*	BK Technologies Corp.	19,072	415
*,1	Airship AI Holdings Inc.	178,830	411
*,1	Ondas Holdings Inc.	515,580	397
*	authID Inc.	61,478	387
*	LGL Group Inc.	61,008	374
*	WidePoint Corp.	102,130	362
*	Inuvo Inc.	1,457,319	359
*	Aware Inc.	182,524	341
*	Data I/O Corp.	131,906	339
*	CVD Equipment Corp.	100,702	333
*,1	VirnetX Holding Corp.	45,281	319
*	Cambium Networks Corp.	156,165	286
*	Optical Cable Corp.	101,263	271
*	Quantum Corp.	76,789	269
*,1	Prairie Operating Co.	30,214	265
*	CPS Technologies Corp.	164,742	234
*,1	Mawson Infrastructure Group Inc.	187,673	233
*	SigmaTron International Inc.	77,301	220
*	Vislink Technologies Inc.	33,462	210
*	Electro-Sensors Inc.	51,424	203
*	Trio-Tech International	36,381	202
*,1	CXApp Inc.	114,278	192
*	Movano Inc.	512,874	184
*,1	EMCORE Corp.	78,115	173
*,1	Data Storage Corp.	45,382	171
*	Duos Technologies Group Inc.	53,228	160
*	VerifyMe Inc.	106,857	153
*,1	Intellinetics Inc.	12,077	135
*,1	Greenidge Generation Holdings Inc. Class A	73,177	132
*,1	Soluna Holdings Inc.	40,760	128
*	Bridgeline Digital Inc.	110,790	127
*	Astrotech Corp.	13,863	112
*	Cepton Inc.	35,896	112
*	Alpine 4 Holdings Inc.	290,863	104
*	GSE Systems Inc.	25,559	104
*,1	Blackboxstocks Inc.	39,297	103
*	BTCS Inc.	87,854	102
*	Focus Universal Inc.	374,994	99
*,1	Smith Micro Software Inc.	88,305	90
*,1	Akoustis Technologies Inc.	996,180	89
*	Glimpse Group Inc.	116,434	88
*,1	AEye Inc.	72,262	82
*	AmpliTech Group Inc.	103,829	81
*	Interlink Electronics Inc.	22,335	81
*	Socket Mobile Inc.	67,150	77
*,1	reAlpha Tech Corp.	57,800	73
	ClearOne Inc.	114,784	71
*	Marin Software Inc.	30,216	68
*,1	Brand Engagement Network Inc.	63,991	67
*,1	CYNGN Inc.	17,193	67
	Taitron Components Inc. Class A	21,640	63
*	Urgent.ly Inc.	89,131	61
*	Nortech Systems Inc.	4,884	57
*	Universal Security Instruments Inc.	47,378	55
*,1	Boxlight Corp. Class A	87,801	47
*,1	LM Funding America Inc.	16,506	44
*,1	Digital Ally Inc.	30,556	32
*,1	CISO Global Inc.	39,262	27
*,1	WiSA Technologies Inc.	13,345	24
*,2	SRAX Inc.	284,252	20
	Network-1 Technologies Inc.	13,705	19
*	Sonim Technologies Inc.	6,017	17
*,1	NextTrip Inc.	5,427	16
*	Mobix Labs Inc. Class A	15,474	16
*,1	Castellum Inc.	83,941	15
*	DatChat Inc.	9,288	12
*,1	Firefly Neuroscience Inc.	3,699	11
*	T Stamp Inc. Class A	44,215	10
*,1	Intrusion Inc.	11,187	10

		Shares	Market Value ($000)
*,1	Sobr Safe Inc.	148,945	9
*,1	Iveda Solutions Inc.	5,123	9
*,1	MultiSensor AI Holdings Inc.	3,221	7
*	Bio-key International Inc.	6,653	6
*,1	Peraso Inc.	4,690	6
*,1	FOXO Technologies Inc.	24,238	5
*,1	Oblong Inc.	1,135	5
*,1	Auddia Inc.	6,183	4
*,1	Verb Technology Co. Inc.	68,376	3
*,1	Cemtrex Inc.	6,772	1
*	Gryphon Digital Mining Inc.	1,200	1
*,1	XTI Aerospace Inc.	5,801	1
*	Griid Infrastructure Inc.	1,104	1
*	Syntec Optics Holdings Inc.	576	1
*,1	Actelis Networks Inc.	200	—
			17,026,408
Materials (5.2%)
	CRH plc	10,168,532	943,030
	Reliance Inc.	819,284	236,945
	RPM International Inc.	1,919,548	232,265
	Crown Holdings Inc.	1,778,810	170,552
	AptarGroup Inc.	986,204	157,980
	Alcoa Corp.	3,853,728	148,677
	Eagle Materials Inc.	501,320	144,205
	Royal Gold Inc.	981,397	137,690
	Graphic Packaging Holding Co.	4,482,970	132,651
*	ATI Inc.	1,862,070	124,591
	Carpenter Technology Corp.	747,703	119,318
*	Axalta Coating Systems Ltd.	3,278,693	118,656
	United States Steel Corp.	3,345,333	118,191
	Berry Global Group Inc.	1,704,311	115,859
	Louisiana-Pacific Corp.	933,384	100,301
	Commercial Metals Co.	1,713,373	94,167
	Cabot Corp.	822,106	91,887
	Element Solutions Inc.	3,340,897	90,739
*	Cleveland-Cliffs Inc.	7,001,461	89,409
	Balchem Corp.	487,904	85,871
	Olin Corp.	1,756,603	84,282
	Sonoco Products Co.	1,467,472	80,168
	Sealed Air Corp.	2,174,877	78,948
*	Knife River Corp.	848,258	75,826
	Westlake Corp.	493,647	74,190
*	Summit Materials Inc. Class A	1,787,411	69,763
	Avient Corp.	1,369,287	68,903
	HB Fuller Co.	813,169	64,549
	Ashland Inc.	736,147	64,023
	Silgan Holdings Inc.	1,210,909	63,573
	NewMarket Corp.	111,030	61,276
	Hecla Mining Co.	9,185,765	61,269
	Huntsman Corp.	2,413,858	58,415
	Scotts Miracle-Gro Co.	628,823	54,519
	Sensient Technologies Corp.	642,085	51,508
	Warrior Met Coal Inc.	778,704	49,759
*	Arcadium Lithium plc	15,898,177	45,310
	Chemours Co.	2,207,287	44,852
	Sylvamo Corp.	517,853	44,458
	Innospec Inc.	380,328	43,011
*	Coeur Mining Inc.	5,928,269	40,787
	Alpha Metallurgical Resources Inc.	164,371	38,821
	Minerals Technologies Inc.	487,767	37,670
	Arch Resources Inc.	269,162	37,187
	Hawkins Inc.	289,044	36,844
	Quaker Chemical Corp.	208,197	35,079
	Materion Corp.	310,137	34,692
*,1	MP Materials Corp.	1,843,415	32,536
*	O-I Glass Inc.	2,327,479	30,537
*	Perimeter Solutions SA	2,072,803	27,879
	Greif Inc. Class A	421,283	26,398
*	Aspen Aerogels Inc.	946,516	26,209

		Shares	Market Value ($000)
	Tronox Holdings plc	1,686,587	24,675
	Stepan Co.	318,398	24,596
*	Ingevity Corp.	537,044	20,945
*,1	PureCycle Technologies Inc.	2,062,469	19,593
	Kaiser Aluminum Corp.	238,245	17,278
	Worthington Steel Inc.	481,154	16,364
	Orion SA	888,354	15,822
	United States Lime & Minerals Inc.	161,717	15,793
	TriMas Corp.	560,901	14,320
	Mativ Holdings Inc.	836,039	14,204
*	Century Aluminum Co.	790,640	12,832
	AdvanSix Inc.	394,496	11,985
	Koppers Holdings Inc.	322,677	11,787
	SunCoke Energy Inc.	1,294,911	11,240
*	Ivanhoe Electric Inc.	1,319,753	11,165
*	Ecovyst Inc.	1,587,303	10,873
*	Gatos Silver Inc.	714,196	10,770
	Haynes International Inc.	177,351	10,559
*	Rayonier Advanced Materials Inc.	1,039,037	8,894
	Ryerson Holding Corp.	442,929	8,819
	Myers Industries Inc.	600,544	8,300
	Radius Recycling Inc.	425,419	7,887
*	Metallus Inc.	530,862	7,873
*	Clearwater Paper Corp.	267,098	7,623
	Pactiv Evergreen Inc.	609,056	7,010
	Compass Minerals International Inc.	540,415	6,496
	Olympic Steel Inc.	159,160	6,207
*	LSB Industries Inc.	766,431	6,162
*,1	McEwen Mining Inc.	652,263	6,066
*	Universal Stainless & Alloy Products Inc.	126,614	4,891
	Mercer International Inc.	721,307	4,883
	Ramaco Resources Inc. Class A	416,346	4,871
*,1	Ginkgo Bioworks Holdings Inc. Class A	526,348	4,290
*	Ranpak Holdings Corp. Class A	603,569	3,941
	Kronos Worldwide Inc.	309,460	3,853
*	Intrepid Potash Inc.	138,492	3,324
*,1	Contango ORE Inc.	148,266	2,856
*	Tredegar Corp.	382,334	2,787
	Trinseo plc	539,567	2,757
*	Idaho Strategic Resources Inc.	169,246	2,720
*,1	Origin Materials Inc.	1,744,951	2,687
	Greif Inc. Class B	36,328	2,537
*,1	Piedmont Lithium Inc.	280,022	2,501
*	Flotek Industries Inc.	501,874	2,499
*,1	ASP Isotopes Inc.	871,052	2,422
	American Vanguard Corp.	447,788	2,373
*	Arq Inc.	400,431	2,351
*	Dakota Gold Corp.	910,707	2,149
*,1	Smith-Midland Corp.	62,126	2,074
*	Core Molding Technologies Inc.	111,989	1,927
*	Alto Ingredients Inc.	1,042,887	1,679
	Friedman Industries Inc.	93,681	1,501
	Northern Technologies International Corp.	111,967	1,376
*	Glatfelter Corp.	730,566	1,315
*	Ascent Industries Co.	110,698	1,074
*	United States Antimony Corp.	1,198,945	915
	Ramaco Resources Inc. Class B	79,048	851
*	US Gold Corp.	143,623	834
*,1	American Battery Technology Co.	755,360	808
*,1	Loop Industries Inc.	332,490	612
*,1	Hycroft Mining Holding Corp. Class A	235,039	588
*	Danimer Scientific Inc.	1,256,035	571
*,1	Solitario Resources Corp.	786,156	550
*	Gold Resource Corp.	1,281,600	448
*	Ampco-Pittsburgh Corp.	180,060	360
*,1	5E Advanced Materials Inc.	614,269	332
*	US Goldmining Inc.	18,138	146
*	Paramount Gold Nevada Corp.	190,627	77
*,1	Golden Minerals Co.	75,719	20
*,1	N2OFF Inc.	16,703	4

		Shares	Market Value ($000)
*,2	Novusterra Inc.	68,679	—
*,1	Crown ElectroKinetics Corp.	57	—
			5,531,117
Real Estate (5.9%)
	Sun Communities Inc.	1,746,225	236,002
	Gaming & Leisure Properties Inc.	4,084,611	210,153
	WP Carey Inc.	3,269,073	203,663
	Equity LifeStyle Properties Inc.	2,789,613	199,011
*	Jones Lang LaSalle Inc.	709,802	191,512
	CubeSmart	3,362,332	180,994
	American Homes 4 Rent Class A	4,679,195	179,634
	Lamar Advertising Co. Class A	1,304,512	174,283
	Rexford Industrial Realty Inc.	3,265,372	164,281
*	Zillow Group Inc. Class C	2,540,437	162,207
	Omega Healthcare Investors Inc.	3,823,885	155,632
	EastGroup Properties Inc.	725,518	135,541
	NNN REIT Inc.	2,739,449	132,836
	Brixmor Property Group Inc.	4,488,991	125,063
	Agree Realty Corp.	1,502,280	113,167
	Americold Realty Trust Inc.	3,918,259	110,769
	First Industrial Realty Trust Inc.	1,972,559	110,424
	STAG Industrial Inc.	2,715,339	106,143
	Healthcare Realty Trust Inc. Class A	5,442,402	98,780
	Vornado Realty Trust	2,468,480	97,258
	Terreno Realty Corp.	1,450,942	96,966
	Ryman Hospitality Properties Inc.	894,871	95,966
	Essential Properties Realty Trust Inc.	2,630,677	89,838
	Kite Realty Group Trust	3,273,538	86,945
	Phillips Edison & Co. Inc.	1,834,033	69,161
	Independence Realty Trust Inc.	3,350,860	68,693
[1]	Lineage Inc.	874,239	68,523
[1]	SL Green Realty Corp.	970,462	67,554
	CareTrust REIT Inc.	2,188,195	67,528
	Cousins Properties Inc.	2,265,603	66,790
	Sabra Health Care REIT Inc.	3,531,215	65,716
	Rayonier Inc.	2,000,234	64,368
	Kilroy Realty Corp.	1,576,352	61,005
	Macerich Co.	3,218,294	58,702
	American Healthcare REIT Inc.	2,227,245	58,131
	Innovative Industrial Properties Inc.	423,726	57,034
	EPR Properties	1,127,592	55,297
	National Health Investors Inc.	654,722	55,036
	Tanger Inc.	1,648,450	54,696
	Broadstone Net Lease Inc.	2,838,339	53,787
	Highwoods Properties Inc.	1,588,718	53,238
[1]	Medical Properties Trust Inc.	8,988,829	52,585
	COPT Defense Properties	1,672,387	50,723
	National Storage Affiliates Trust	1,047,140	50,472
	Apple Hospitality REIT Inc.	3,342,863	49,642
	PotlatchDeltic Corp.	1,082,570	48,770
*	Cushman & Wakefield plc	3,332,029	45,416
	LXP Industrial Trust	4,376,804	43,987
	Park Hotels & Resorts Inc.	3,102,271	43,742
	Douglas Emmett Inc.	2,485,340	43,667
	SITE Centers Corp.	694,346	42,008
	Four Corners Property Trust Inc.	1,377,003	40,360
	Urban Edge Properties	1,815,136	38,826
	Outfront Media Inc.	2,056,423	37,797
*	Compass Inc. Class A	6,159,258	37,633
	Acadia Realty Trust	1,596,288	37,481
*	Howard Hughes Holdings Inc.	465,371	36,034
	DigitalBridge Group Inc.	2,353,551	33,256
	St. Joe Co.	562,623	32,807
	InvenTrust Properties Corp.	1,135,361	32,210
	Sunstone Hotel Investors Inc.	3,066,570	31,647
*	Zillow Group Inc. Class A	508,530	31,493
*	Equity Commonwealth	1,557,009	30,984
	Newmark Group Inc. Class A	1,932,399	30,010
	Retail Opportunity Investments Corp.	1,876,422	29,516

		Shares	Market Value ($000)
	DiamondRock Hospitality Co.	3,115,536	27,199
	Getty Realty Corp.	777,660	24,737
	Global Net Lease Inc.	2,921,849	24,602
	Pebblebrook Hotel Trust	1,810,684	23,955
	LTC Properties Inc.	651,808	23,915
	Elme Communities	1,329,545	23,387
	Empire State Realty Trust Inc. Class A	2,060,425	22,830
*	Redfin Corp.	1,819,414	22,797
	Xenia Hotels & Resorts Inc.	1,539,500	22,738
	JBG SMITH Properties	1,248,426	21,822
	Veris Residential Inc.	1,204,875	21,519
	Uniti Group Inc.	3,728,435	21,028
	Alexander & Baldwin Inc.	1,089,704	20,922
[1]	Sila Realty Trust Inc.	807,996	20,434
	RLJ Lodging Trust	2,205,316	20,245
	Easterly Government Properties Inc. Class A	1,454,166	19,748
	Kennedy-Wilson Holdings Inc.	1,757,237	19,417
	UMH Properties Inc.	985,937	19,393
	American Assets Trust Inc.	713,143	19,055
	NETSTREIT Corp.	1,136,200	18,781
*	Opendoor Technologies Inc.	9,094,492	18,189
	Piedmont Office Realty Trust Inc. Class A	1,797,315	18,153
*	Apartment Investment & Management Co. Class A	2,005,237	18,127
	Safehold Inc.	675,311	17,713
[1]	eXp World Holdings Inc.	1,216,336	17,138
	Centerspace	223,337	15,739
	Marcus & Millichap Inc.	383,570	15,201
	NexPoint Residential Trust Inc.	332,561	14,636
	Diversified Healthcare Trust	3,365,390	14,101
	Brandywine Realty Trust	2,539,632	13,816
	Plymouth Industrial REIT Inc.	600,417	13,569
	Paramount Group Inc.	2,604,712	12,815
	Service Properties Trust	2,681,319	12,227
	Armada Hoffler Properties Inc.	1,080,011	11,697
	Summit Hotel Properties Inc.	1,545,501	10,602
	Hudson Pacific Properties Inc.	2,054,373	9,820
	Global Medical REIT Inc.	978,196	9,694
*	Forestar Group Inc.	298,685	9,668
	Universal Health Realty Income Trust	199,353	9,120
	Gladstone Commercial Corp.	560,015	9,095
	Whitestone REIT	634,378	8,583
	Alexander's Inc.	33,391	8,093
	Peakstone Realty Trust	585,076	7,975
	One Liberty Properties Inc.	279,699	7,703
*	Anywhere Real Estate Inc.	1,509,099	7,666
	Community Healthcare Trust Inc.	408,693	7,418
	Saul Centers Inc.	175,307	7,356
	NET Lease Office Properties	238,909	7,315
*	Tejon Ranch Co.	388,622	6,820
[1]	Farmland Partners Inc.	624,053	6,521
	Gladstone Land Corp.	465,115	6,465
	Chatham Lodging Trust	738,227	6,290
	CBL & Associates Properties Inc.	241,018	6,074
	RMR Group Inc. Class A	234,890	5,961
	CTO Realty Growth Inc.	305,545	5,811
*	FRP Holdings Inc.	191,856	5,729
	Industrial Logistics Properties Trust	946,492	4,505
	Postal Realty Trust Inc. Class A	299,843	4,390
	BRT Apartments Corp.	226,200	3,977
	Alpine Income Property Trust Inc.	216,421	3,939
*	RE/MAX Holdings Inc. Class A	298,475	3,716
*	Star Holdings	260,893	3,611
	NexPoint Diversified Real Estate Trust	572,174	3,576
	City Office REIT Inc.	572,275	3,342
*	Seritage Growth Properties Class A	645,648	3,002
	Orion Office REIT Inc.	700,552	2,802
	Braemar Hotels & Resorts Inc.	895,611	2,767
*	Stratus Properties Inc.	94,932	2,467
	Franklin Street Properties Corp.	1,341,324	2,374
*	Maui Land & Pineapple Co. Inc.	90,047	2,022

		Shares	Market Value ($000)
*	Douglas Elliman Inc.	1,030,775	1,886
*	AMREP Corp.	56,666	1,682
	Office Properties Income Trust	743,688	1,621
*,1	Seaport Entertainment Group Inc.	53,665	1,471
	Modiv Industrial Inc. Class C	84,669	1,422
	Clipper Realty Inc.	225,016	1,283
	Global Self Storage Inc.	170,573	889
	Bluerock Homes Trust Inc.	54,970	822
*	Comstock Holding Cos. Inc. Class A	52,330	523
*	Transcontinental Realty Investors Inc.	17,849	514
*	Offerpad Solutions Inc.	114,771	466
*	Ashford Hospitality Trust Inc.	559,405	419
*	Sotherly Hotels Inc.	298,937	362
*	Rafael Holdings Inc. Class B	172,498	335
*	Fathom Holdings Inc.	102,907	267
*,1	American Realty Investors Inc.	14,699	258
*	Altisource Portfolio Solutions SA	186,743	224
	Generation Income Properties Inc.	73,862	162
*,1	InterGroup Corp.	7,864	118
*	JW Mays Inc.	2,534	116
	Strawberry Fields REIT Inc.	9,023	114
	Creative Media & Community Trust Corp.	190,439	94
	InnSuites Hospitality Trust	51,409	93
*,1	CKX Lands Inc.	5,488	76
*,2	Spirit MTA REIT	653,668	59
*	New Concept Energy Inc.	48,067	55
*	Alset Inc.	21,638	28
*,1	Power REIT	36,007	27
	Medalist Diversified REIT Inc.	1,985	25
*	Safe & Green Development Corp.	43,845	14
*	American Strategic Investment Co.	1,305	12
*,1	LuxUrban Hotels Inc.	120,402	10
*,1	Avalon GloboCare Corp.	34,504	7
	Presidio Property Trust Inc. Class A	5,005	4
*	Wheeler REIT Inc.	41	—
			6,336,765
Utilities (1.7%)
	Essential Utilities Inc.	3,734,944	144,057
*	Talen Energy Corp.	760,435	135,540
	OGE Energy Corp.	2,984,820	122,437
	National Fuel Gas Co.	1,358,495	82,338
	IDACORP Inc.	784,112	80,834
	UGI Corp.	3,205,403	80,199
	Portland General Electric Co.	1,540,976	73,813
	New Jersey Resources Corp.	1,460,878	68,953
	Southwest Gas Holdings Inc.	902,187	66,545
	Black Hills Corp.	1,031,202	63,027
	ONE Gas Inc.	840,204	62,528
	Ormat Technologies Inc.	805,624	61,985
	TXNM Energy Inc.	1,350,590	59,115
	Spire Inc.	853,971	57,464
	ALLETE Inc.	844,114	54,184
	Northwestern Energy Group Inc.	907,951	51,953
	MGE Energy Inc.	549,930	50,291
	Otter Tail Corp.	623,106	48,702
	California Water Service Group	881,525	47,796
	American States Water Co.	566,473	47,182
	Avista Corp.	1,173,630	45,478
	Chesapeake Utilities Corp.	341,221	42,369
	Clearway Energy Inc. Class C	1,328,866	40,770
	Avangrid Inc.	976,097	34,935
	SJW Group	458,395	26,637
	Northwest Natural Holding Co.	585,002	23,880
*	Hawaiian Electric Industries Inc.	2,459,128	23,804
	Middlesex Water Co.	262,037	17,095
*,1	Sunnova Energy International Inc.	1,659,574	16,164
	Unitil Corp.	253,779	15,374
	Clearway Energy Inc. Class A	413,895	11,784
*,1	Oklo Inc. Class A	1,108,651	8,969

		Shares	Market Value ($000)
	York Water Co.	222,520	8,336
	Consolidated Water Co. Ltd.	256,077	6,456
	Genie Energy Ltd. Class B	358,121	5,819
*	Montauk Renewables Inc.	1,052,503	5,484
	Artesian Resources Corp. Class A	145,700	5,417
*	Pure Cycle Corp.	295,865	3,186
*	Altus Power Inc. Class A	999,552	3,179
	RGC Resources Inc.	127,094	2,869
*	Cadiz Inc.	681,992	2,066
	Global Water Resources Inc.	151,647	1,909
*	Spruce Power Holding Corp.	198,962	565
			1,811,488
Total Common Stocks (Cost $84,354,050)			107,040,069
Preferred Stocks (0.0%)
[1]	FAT Brands Inc. Pfd., 8.250%, 11/4/24	7,939	78
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,737)			78
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Inhibrx Inc. CVR	396,851	257
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*	Seaport Entertainment Group Inc. Exp. 10/10/24	53,665	158
*,2	Imara Inc. CVR	140,767	127
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Chinook Therapeutics Inc. CVR	150,640	28
*,2	Xeris Biopharma Holdings Inc. CVR	687,671	24
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Empire Petroleum Corp. Exp. 10/16/24	321,731	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
[1,2]	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
Total Rights (Cost $2,393)			2,634
Warrants (0.0%)
*	Salarius Pharmaceuticals Inc. Exp. 1/20/25	119,407	—
*	Serina Therapeutics Inc. Exp. 7/31/25	4,479	—
Total Warrants (Cost $200)			—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,827,730)	5.014%	18,291,170	1,829,117
Total Investments (101.5%) (Cost $86,187,110)				108,871,898
Other Assets and Liabilities—Net (-1.5%)				(1,660,647)
Net Assets (100%)				107,211,251
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,434,475,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $807,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,595,615,000 was received for securities on loan, of which $1,594,733,000 is held in Vanguard Market Liquidity Fund and $882,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2024	131	53,084	1,306
E-mini Russell 2000 Index	December 2024	602	67,701	1,289
E-mini S&P Mid-Cap 400 Index	December 2024	17	5,353	140
				2,735

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/29/25	BANA	4,638	(5.143)	—	(171)
Chewy Inc. Class A	1/31/25	GSI	10,128	(4.873)	—	(1,066)
Magnolia Oil & Gas Corp. Class A	8/29/25	BANA	17,568	(5.143)	—	(795)
MongoDB Inc.	8/29/25	BANA	12,795	(5.143)	—	(949)
					—	(2,981)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	107,035,034	4,284	751	107,040,069
Preferred Stocks	78	—	—	78
Rights	164	4	2,466	2,634
Warrants	—	—	—	—
Temporary Cash Investments	1,829,117	—	—	1,829,117
Total	108,864,393	4,288	3,217	108,871,898

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,735	—	—	2,735
Liabilities
Swap Contracts	—	(2,981)	—	(2,981)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.